As filed with the Securities and Exchange Commission on November 1, 2000


                                            1933 Act: Registration No.  33-2524
                                            1940 Act: Registration No. 811-4448

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]
                                                                   ---

                         Pre-Effective Amendment No. [ ]
                      Post-Effective Amendment No. 42 [ X ]



      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]
                                                                       ---
                             Amendment No. 35 [ X ]
                        (Check appropriate box or boxes.)


                         PAINEWEBBER MASTER SERIES, INC.
               (Exact name of registrant as specified in charter)
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 713-2000


                               AMY DOBERMAN, ESQ.
                     Mitchell Hutchins Asset Management Inc.
                           1285 Avenue of the Americas
                          New York, New York 10019-6028
                     (Name and address of agent for service)

                                   Copies to:

                             ELINOR W. GAMMON, ESQ.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                  Second Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000


Approximate Date of Proposed Public Offering: Effective Date of this Post Effective Amendment.

It is proposed that this filing will become effective:
[   ] Immediately upon filing  pursuant to Rule 485(b)
[   ] On __________________  pursuant to Rule 485(b)
[   ] 60 days after filing   pursuant to Rule 485(a)(1)
[ X ] On DECEMBER 31, 2000   pursuant to Rule 485(a)(1)
[   ] 75 days after filing   pursuant to Rule 485(a)(2)
[   ] On __________________  pursuant to Rule 485(a)(2)



Title of Securities Being Registered: Class A, B and C Shares of Common Stock of PaineWebber Balanced Fund.

PAINEWEBBER
BALANCED FUND

                              --------------------
                                   PROSPECTUS

                                DECEMBER 31, 2000

                              --------------------


This prospectus offers Class A, Class B, Class C and Class Y shares in one of PaineWebber's asset allocation funds. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are available only to certain types of investors.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved either fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.


--------------------------------------------------------------------------------

On October 6, 2000, the board of directors for PaineWebber Balanced Fund approved the submission to its shareholders of an Agreement and Plan of Reorganization and Termination under which the fund would transfer substantially all of its assets and liabilities to PaineWebber Tactical Allocation Fund, a series of PaineWebber Investment Trust, another open-end mutual fund. If the fund's shareholders approve its proposed merger, you will receive shares of Tactical Allocation Fund in exchange for your fund shares and the fund will cease operations.

The merger is expected to be a tax-free reorganization, which means that you will not realize any gain or loss on your receipt of Tactical Allocation Fund shares in the merger and neither fund will realize any gain or loss. The proxy solicitation materials previously mailed to the fund's shareholders provide more information about the proposed merger.

You may continue to buy, sell and exchange your fund shares as described in this prospectus prior to the shareholder meetings. When you sell or exchange your fund shares, however, you generally will be subject to federal income tax on any gain you realize. If the merger proposal is approved, the fund expects to close to new purchases and exchange purchases approximately five business days prior to the date on which the merger is to be effected.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            PaineWebber Balanced Fund


                                    CONTENTS


                                    THE FUND
--------------------------------------------------------------------------------

What every investor       3           Investment Objective, Strategies and Risks
should know about
the fund                  4           Performance
                          5           Expenses and Fee Tables
                          6           More About Risks and Investment Strategies


                                 YOUR INVESTMENT
--------------------------------------------------------------------------------


Information for           8           Managing Your Fund Account
managing your fund                    -- Flexible Pricing
account                               -- Buying Shares
                                      -- Selling Shares
                                      -- Exchanging Shares
                                      -- Pricing and Valuation


                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


Additional important      13          Management
information about
the fund                  14          Dividends and Taxes

                          16          Financial Highlights


--------------------------------------------------------------------------------


Where to learn more       18          Back cover
about PaineWebber
mutual funds

                          -----------------------------
                          The fund is not a complete or
                          balanced investment program.
                          -----------------------------



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                                Prospectus Page 2

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                            PaineWebber Balanced Fund

                                  BALANCED FUND

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

High total return with low volatility.

PRINCIPAL INVESTMENT STRATEGIES

The fund allocates its investments among three asset classes:


o     stocks
o     bonds
o     cash (money market instruments)


The fund normally has investments in each asset class but it always keeps at least 25% of its total assets in a combination of bonds and cash. This is intended to limit changes in the value of fund shares compared to funds that invest solely in stocks.

The fund's bonds are primarily investment grade, but it may invest, to a lesser extent, in lower quality bonds. The fund may invest in U.S. dollar-denominated securities of foreign issuers. The fund may (but is not required to) use options, futures contracts and other derivatives to adjust its exposure to different asset classes, to manage the "duration" of its bond investments and to maintain exposure to stocks or bonds while maintaining a cash balance for fund management purposes. "Duration" is a measure of the fund's exposure to interest rate risk.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, believes investors tend to reach a consensus as to the likely effect of changes in key economic variables (for example, interest rates, profits and inflation) on each asset class. Mitchell Hutchins also believes that prices of securities in each asset class tend to move toward a level that reflects that consensus, but that this takes time. By using fundamental valuation techniques, Mitchell Hutchins attempts to adjust the allocation of the fund's assets among asset classes before prices fully reflect the consensus view.


In buying and selling individual securities for the fund, Mitchell Hutchins uses the following criteria:

o STOCKS. The fund's stock portion is designed to track the performance of the Standard & Poor's 500 Composite Stock Price Index.

o BONDS. The fund's bond portion is designed to track the performance of the Lehman Brothers Aggregate Bond Index.


PRINCIPAL RISKS

An investment in the fund is not guaranteed; investors may lose money by investing in the fund.


The principal risks presented by the fund are:

o ASSET ALLOCATION RISK - Mitchell Hutchins may not be successful in choosing the best allocation of the fund's assets among the three asset classes.

o EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in company's stock.

o INTEREST RATE RISK - The value of the fund's investments generally will fall when interest rates rise.

o CREDIT RISK - Bond issuers may fail to make payments when due, or they may become less willing or less able to do so.

o INDEX TRACKING RISKS - The fund expects a close correlation between the performance of the portion of its assets allocated to stocks and bonds, respectively, and that of the designated index in both rising and falling markets. The performance of the fund's stock and bond investments, however, generally will not be identical to that of the corresponding index because of the fees and expenses borne by the fund and investor purchases and sales of fund shares, which can occur daily.

o FOREIGN INVESTING RISK - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

o DERIVATIVES RISKS - The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."




--------------------------------------------------------------------------------
                                Prospectus Page 3

--------------------------------------------------------------------------------
                            PaineWebber Balanced Fund

                                   PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class B shares because they have a longer performance history than any other class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. The table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index. The index is unmanaged and, therefore, does not reflect any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN ON CLASS B SHARES

     [The following was represented as a bar chart in the printed material.]

                    CALENDAR YEAR           TOTAL RETURNS

                        1990                     1.95%
                        1991                    18.52
                        1992                     4.46
                        1993                    14.66
                        1994                   -10.51
                        1995                    22.23
                        1996                    13.81
                        1997                    23.63
                        1998                    18.02
                        1999


      Total return January 1, 2000 to September 30, 2000: (  )%

      Best quarter during years shown--    quarter,       :       %
      Worst quarter during years shown--      quarter,       : (      )%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

CLASS                        CLASS A   CLASS B*     CLASS C   CLASS Y   S&P 500
(INCEPTION DATE)            (7/1/91)  (12/12/86)   (7/2/92)  (3/26/98)   INDEX
----------------            --------  ----------   --------  ---------  -------

One Year...................                %           %        --         %
Five Years ................                %           %        N/A        %
Ten Years .................                            %        N/A        %
Life of Class .............                %           %        --         **

*     Assumes conversion of Class B shares to Class A after six years.
**    Average annual total returns for the S&P 500 Index for the life of each
      class shown were as follows: Class A --   %, Class B --   %, Class
      C --   % and Class Y --   %.



--------------------------------------------------------------------------------
                                Prospectus Page 4

--------------------------------------------------------------------------------
                            PaineWebber Balanced Fund

                             EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)


                                                         CLASS A  CLASS B  CLASS C  CLASS Y
                                                         -------  -------  -------  -------
Maximum Sales Charge (Load) Imposed on Purchases
 (as a % of offering price) ............................    4.5%    None     None     None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)` ..........................   None        5%       1%    None
Exchange Fee ...........................................   None     None     None     None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


                                                         CLASS A  CLASS B  CLASS C  CLASS Y
                                                         -------  -------  -------  -------
Management Fees ........................................   0.75%    0.75%    0.75%    0.75%
Distribution and/or Service (12b-1) Fees ...............   0.25     1.00     1.00     None
Other Expenses .........................................
                                                           ----     ----     ----     ----
Total Annual Fund Operating Expenses ...................
                                                           ====     ====     ====     ====


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                                                ------     -------     -------    --------
Class A ....................................................... $           $           $           $
Class B (assuming sale of all shares at end of period)
Class B (assuming no sale of shares)...........................
Class C (assuming sale of all shares at end of period)
Class C (assuming no sale of shares)...........................
Class Y........................................................



--------------------------------------------------------------------------------
                                Prospectus Page 5

--------------------------------------------------------------------------------
                            PaineWebber Balanced Fund


                         MORE ABOUT RISKS AND INVESTMENT
                                   STRATEGIES
--------------------------------------------------------------------------------

PRINCIPAL RISKS


The main risks of investing in the fund are described below.

Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.


ASSET ALLOCATION RISK. Mitchell Hutchins may not be successful in choosing the best allocation among different asset classes. A fund that allocates its assets among different asset classes is more dependent on Mitchell Hutchins' ability to successfully assess the relative values in each asset class than are funds that do not do so.

EQUITY RISK. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market.
The fund may lose a substantial part, or even all, of its investment in a company's stock.


INTEREST RATE RISK. The value of bonds can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments in bonds will fall. Because interest rate risk is the primary risk presented by U.S. government and other very high quality bonds, changes in interest rates may actually have a larger effect on the value of those bonds than on lower quality bonds.

CREDIT RISK. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is higher for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative.


FOREIGN INVESTING RISK. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices.


DERIVATIVES RISK. The value of "derivatives" - so-called because their value "derives" from the value of an underlying asset, reference rate or index - may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. Options and futures contracts are examples of derivatives. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

ADDITIONAL INVESTMENT STRATEGIES

Defensive Positions; Cash Reserves. In order to protect itself from adverse market conditions, the fund may take a temporary defensive position that is different from its normal investment strategy. This means that the fund may temporarily invest a larger-than-normal part, or even all, of its assets in cash or money market instruments. Since these investments provide relatively low income, a defensive position may not be consistent with achieving the fund's investment objective. The fund may invest in money market instruments on an unlimited basis as part of its ordinary investment strategy. The fund normally maintains a limited amount of cash for liquidity purposes.

PORTFOLIO TURNOVER. The fund may engage in frequent trading to achieve its investment objective. Frequent trading can result in portfolio turnover in excess of 100% (high portfolio turnover).

Frequent trading may increase the portion of the fund's capital gains that are realized for tax purposes in any given year. This may increase the fund's taxable dividends in that year. Frequent trading also may increase the portion of the fund's realized capital gains that are considered "short-term" for tax purposes. Shareholders will pay higher taxes on dividends that represent short-term capital gains than they would pay on dividends that represent long-term



--------------------------------------------------------------------------------
                                Prospectus Page 6

--------------------------------------------------------------------------------
                            PaineWebber Balanced Fund

capital gains. Frequent trading also may result in higher fund expenses due to transaction costs.

The fund does not restrict the frequency of trading to limit expenses or the tax effect that the fund's dividends may have on shareholders.




--------------------------------------------------------------------------------
                                Prospectus Page 7

--------------------------------------------------------------------------------
                            PaineWebber Balanced Fund

                           MANAGING YOUR FUND ACCOUNT
--------------------------------------------------------------------------------


FLEXIBLE PRICING


The fund offers four classes of shares - Class A, Class B, Class C and Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your fund investment. Class Y shares are only available to certain types of investors.

The fund has adopted a plan under rule 12b-1 for its Class A, Class B and Class C shares that allows it to pay service and (for Class B and Class C shares) distribution fees for the sale of its shares and services provided to shareholders. Because the 12b-1 distribution fees for Class B and Class C shares are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid a front-end sales charge.


CLASS A SHARES

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is not invested in the fund. Class A shares pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.


The Class A sales charges for the fund are described in the following table.


CLASS A SALES CHARGES

                             SALES CHARGE AS A PERCENTAGE OF:      DISCOUNT TO SELECTED DEALERS AS
AMOUNT OF INVESTMENT       OFFERING PRICE   NET AMOUNT INVESTED     PERCENTAGE OF OFFERING PRICE
--------------------       --------------   -------------------    -------------------------------
Less than $50,000               4.50%               4.71%                     4.25%
$50,000 to $99,999              4.00                4.17                      3.75
$100,000 to $249,999            3.50                3.63                      3.25
$250,000 to $499,999            2.50                2.56                      2.25
$500,000 to $999,999            1.75                1.78                      1.50
$1,000,000 and over (1)         None                None                      1.00(2)

----------

(1) A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under the funds' Systematic Withdrawal Plan are not subject to this charge.
(2)   Mitchell Hutchins pays 1% to PaineWebber.


--------------------------------------------------------------------------------
                                Prospectus Page 8

--------------------------------------------------------------------------------
                            PaineWebber Balanced Fund


Sales Charge Reductions and Waivers. You may qualify for a lower sales charge if you already own Class A shares of a PaineWebber mutual fund. You can combine the value of Class A shares that you own in other PaineWebber funds and the purchase amount of the Class A shares of the PaineWebber fund that you are buying.

You may also qualify for a lower sales charge if you combine your purchases with those of:

o     your spouse, parents or children under age 21;

o     your Individual Retirement Accounts (IRAs);

o     certain employee benefit plans, including 401(k) plans;

o     a company that you control;

o     a trust that you created;

o Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by you or by a group of investors for your children; or

o     accounts with the same adviser.

You may qualify for a complete waiver of the sales charge if you:

o Are an employee of PaineWebber or its affiliates or the spouse, parent or child under age 21 of a PaineWebber employee;

o Buy these shares through a PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm that was registered as a broker-dealer with the SEC, and

      -- you were the Financial Advisor's client at the competing brokerage firm;

      -- within 90 days of buying shares in a fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

      -- you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund;

o Acquire these shares through the reinvestment of dividends of a PaineWebber unit investment trust;

o Are a 401(k) or 403(b) qualified employee benefit plan with 50 or more eligible employees in the plan or at least $1 million in assets; or

o Are a participant in the PaineWebber Members Only(SM) Program. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to participating membership organizations in a total amount not to exceed 1% of the amount invested; or

o Acquire fund shares through a PaineWebber InsightOne(SM) Program brokerage account.


CLASS B SHARES


Class B shares have a contingent deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase in fund shares. However, you may have to pay the deferred sales charge when you sell your fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for six years, they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of six years, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:

                              PERCENTAGE BY WHICH THE
IF YOU SELL                      SHARES' NET ASSET
SHARES WITHIN:                  VALUE IS MULTIPLIED:
--------------                -----------------------
1st year since purchase                 5%
2nd year since purchase                 4
3rd year since purchase                 3
4th year since purchase                 2
5th year since purchase                 2
6th year since purchase                 1
7th year since purchase              None

We will not impose the deferred sales charge on Class B shares representing reinvestment of dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Systematic Withdrawal Plan.


--------------------------------------------------------------------------------
                                Prospectus Page 9

--------------------------------------------------------------------------------
                            PaineWebber Balanced Fund


To minimize your deferred sales charge, we will assume that you are selling:

o     First, Class B shares representing reinvested dividends, and

o     Second, Class B shares that you have owned the longest.

Sales Charge Waivers. You may qualify for a waiver of the deferred sales charge on a sale of shares if:

o     You participate in the Systematic Withdrawal Plan;

o You are older than 591/2 and are selling shares to take a distribution from certain types of retirement plans;

o     You receive a tax-free return of an excess IRA contribution;


o You receive a tax-qualified retirement plan distribution following retirement;

o The shares are sold within one year of your death and you owned the shares either (1) as the sole shareholder or (2) with your spouse as a joint tenant with the right of survivorship; or

o The shares are held in trust and the death of the trustee requires liquidation of the trust.

CLASS C SHARES


Class C shares have a level load sales charge in the form of ongoing 12b-1 distribution fees. When you purchase Class C shares, we will invest 100% of your purchase in fund shares.

Class C shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge. You may have to pay the deferred sales charge if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 1.00% by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale. We will not impose the deferred sales charge on Class C shares representing reinvestment of dividends or on withdrawals in the first year after purchase, of up to 12% of the value of your Class C shares under the Systematic Withdrawal Plan.


You may be eligible to sell your Class C shares without paying a contingent deferred sales charge if you are a 401(k) or 403(b) qualified employee benefit plan with fewer than 100 employees or less than $1 million in assets.

NOTES ON SALES CHARGE WAIVERS FOR CLASS A, CLASS B AND CLASS C SHARES

If you think you qualify for any of the sales charge waivers described above, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the fund's Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.


CLASS Y SHARES

Class Y shares have no sales charge. Only specific types of investors can purchase Class Y shares. You may be eligible to purchase Class Y shares if you:

o     Buy shares through PaineWebber's PACE(SM) Multi Advisor Program;

o     Buy $10 million or more of PaineWebber fund shares at any one time;


o Are a qualified retirement plan with 5,000 or more eligible employees or $50 million in assets; or

o A corporation, bank, trust company, insurance company, pension fund, employee benefit plan, professional firm, trust, estate or educational, religious or charitable organization with 5,000 or more employees or with over $50 million in investable asset.

The trustee of PaineWebber's 401(k) Plus Plan for its employees is also eligible to purchase Class Y shares.


Class Y shares do not pay ongoing distribution or service fees or sales charges. The ongoing expenses for Class Y shares are the lowest for all the classes.

BUYING SHARES


If you are a PaineWebber client, or a client of a PaineWebber correspondent firm, you can purchase fund shares through your Financial Advisor. Otherwise, you can invest in the fund through the fund's transfer agent,



--------------------------------------------------------------------------------
                               Prospectus Page 10

--------------------------------------------------------------------------------
                            PaineWebber Balanced Fund


PFPC Inc. You can obtain an application by calling 1-800-647-1568. You must complete and sign the application and mail it, along with a check, to:

      PFPC Inc.
      Attn.: PaineWebber Mutual Funds
      P.O. Box 8950
      Wilmington, DE 19899.


If you wish to invest in other PaineWebber funds, you can do so by:


o Contacting your Financial Advisor (if you have an account at PaineWebber or at a PaineWebber correspondent firm);

o     Mailing an application with a check; or

o     Opening an account by exchanging shares from another PaineWebber fund.

You do not have to complete an application when you make additional investments in the same fund.


The fund and Mitchell Hutchins reserve the right to reject a purchase order or suspend the offering of shares.


MINIMUM INVESTMENTS
-------------------

To open an account...........  $1,000
To add to an account.........  $  100


The fund may waive or reduce these amounts for:


o     Employees of PaineWebber or its affiliates; or

o Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the funds' automatic investment plans.


FREQUENT TRADING. The interests of the fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations -- also known as "market timing." When large dollar amounts are involved, the fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's fund shares. These factors may hurt the fund's performance and its shareholders. When Mitchell Hutchins believes frequent trading would have a disruptive effect on the fund's ability to manage its investments, Mitchell Hutchins and the fund may reject purchase orders and exchanges into the fund by any person, group or account that Mitchell Hutchins believes to be a market timer. The fund may notify the market timer that a purchase order or an exchange has been rejected after the day the order is placed.


SELLING SHARES

You can sell your fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, the fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days.

If you have an account with PaineWebber or a PaineWebber correspondent firm, you can sell shares by contacting your Financial Advisor.

If you do not have an account at PaineWebber or a correspondent firm, and you bought your shares through the transfer agent, you can sell your shares by writing to the fund's transfer agent. Your letter must include:

o     Your name and address;

o     The fund's name;

o     The fund account number;

o     The dollar amount or number of shares you want to sell; and


o A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program
      (MSP). The fund will not accept signature guarantees that are not a part of these programs.


Mail the letter to:

      PFPC Inc.
      Attn.: PaineWebber Mutual Funds
      P.O. Box 8950
      Wilmington, DE 19899.


--------------------------------------------------------------------------------
                               Prospectus Page 11

--------------------------------------------------------------------------------
                            PaineWebber Balanced Fund

If you sell Class A shares and then repurchase Class A Shares of the same fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

It costs the fund money to maintain shareholder accounts. Therefore, the fund reserves the right to repurchase all shares in any account that has a net asset value of less than $500. If the fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. The fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.


EXCHANGING SHARES


You may exchange Class A, Class B or Class C shares of the fund for shares of the same class of most other PaineWebber funds. You may not exchange Class Y shares.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares. However, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. The fund will use the date that you purchased the shares in the first fund to determine whether you must pay a deferred sales charge when you sell the shares in the acquired fund.


Other PaineWebber funds may have different minimum investment amounts. You may not be able to exchange your shares if your exchange is not as large as the minimum investment amount in that other fund.

You may exchange shares of one fund for shares of another fund only after the first purchase has settled and the first fund has received your payment.


PAINEWEBBER AND CORRESPONDENT FIRM CLIENTS. If you bought your shares through PaineWebber or a correspondent firm, you may exchange your shares by placing an order with your Financial Advisor.

OTHER INVESTORS. If you are not a PaineWebber or correspondent firm client, you may exchange your shares by writing to the fund's transfer agent. You must include:


o     Your name and address;

o The name of the fund whose shares you are selling and the name of the fund whose shares you want to buy;

o     Your account number;

o How much you are exchanging (by dollar amount or by number of shares to be sold); and


o A guarantee of your signature. (See "Selling Shares" for information on obtaining a signature guarantee.)


Mail the letter to:

      PFPC Inc.
      Attn.: PaineWebber Mutual Funds
      P.O. Box 8950
      Wilmington, DE 19899.

A fund may modify or terminate the exchange privilege at any time.

PRICING AND VALUATION


The price at which you may buy, sell or exchange fund shares is based on net asset value per share. The fund calculates net asset value on days that the New York Stock Exchange is open. The fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the funds do not price their shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the fund's net asset value per share will be calculated as of the time trading was halted.


Your price for buying, selling or exchanging shares will be based on the net asset value that is next calculated after the fund accepts your order. If you place your order through PaineWebber, your PaineWebber Financial Advisor is responsible for making sure that your order is promptly sent to the fund.

You should keep in mind that a front-end sales charge may be applied to your purchase if you buy Class A shares. A deferred sales charge may be applied when you sell Class B or Class C shares.


The fund calculates its net asset value based on the current market value for its portfolio securities. The fund normally obtains market values for its securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the fund's board. The fund normally uses the amortized cost method to value bonds that will mature in 60 days or less.


Judgment plays a greater role in valuing thinly traded securities, including many lower-rated bonds, because there is less reliable, objective data available.


--------------------------------------------------------------------------------
                               Prospectus Page 12

--------------------------------------------------------------------------------
                            PaineWebber Balanced Fund


                                   MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER


Mitchell Hutchins Asset Management Inc. is the investment adviser and administrator of the funds. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York 10019-6114. It is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is a wholly owned indirect subsidiary of UBS AG, an internationally diversified organization with headquarters in Switzerland and operations in many areas of the financial services industry. On October 31,
2000, Mitchell Hutchins was adviser or sub-adviser of       investment companies
with                  separate portfolios and aggregate assets of approximately
$      billion.


PORTFOLIO MANAGERS


BALANCED FUND. T. Kirkham Barneby and Joe Baggett are responsible for the asset allocation decisions for Balanced Fund. Mr. Barneby is a managing director and chief investment officer for quantitative investments of Mitchell Hutchins. Mr. Baggett is a first vice president of Mitchell Hutchins and a member of its quantitative investments group. Prior to joining Mitchell Hutchins in 1996, Mr. Baggett worked at PaineWebber in its economics group. Mr. Barneby first assumed responsibility for the fund's asset allocation decisions in August 1995. Mr. Baggett assumed his fund responsibilities on October 10, 2000.

Mr. Barneby and Frank Vallario assumed responsibility for the day-to-day management of the fund's stock investments on October 10, 2000. Mr. Vallario is a first vice president of Mitchell Hutchins and a member of its quantitative investments group. Prior to joining Mitchell Hutchins in March 1996, Mr. Vallario worked at PaineWebber in its capital markets group.

Heidi Kirmaier assumed responsibility for the day-to-day management of the fund's bond investments on October 10, 2000. Ms. Kirmaier is a first vice president of Mitchell Hutchins and a member of its quantitative investments group. Ms. Kirmaier first joined Mitchell Hutchins in 1982.

Susan Ryan is responsible for the day-to-day management of the portion of Balanced Fund's assets invested in money market instruments. Ms. Ryan has been with Mitchell Hutchins since 1982 and is a senior vice president of Mitchell Hutchins. She has held her fund responsibilities since August 1995.


ADVISORY FEES


The fund paid advisory and administration fees to Mitchell Hutchins for the most recent fiscal year ended August 31, 2000 at the annual rate of 0.75% of average daily net assets:





--------------------------------------------------------------------------------
                               Prospectus Page 13

--------------------------------------------------------------------------------
                            PaineWebber Balanced Fund


                               DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS


The fund normally declares and pays dividends semi-annually and distributes any gains annually.

Classes with higher expenses are expected to have lower dividends. For example, Class B and Class C shares are expected to have the lowest dividends of any class of the fund's shares, while Class Y shares are expected to have the highest.


You will receive dividends in additional shares of the same class unless you elect to receive them in cash. Contact your Financial Advisor at PaineWebber or one of its correspondent firms if you prefer to receive dividends in cash.

TAXES


The dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

When you sell fund shares, you generally will be subject to federal income tax on any gain you realize. If you exchange the fund's shares for shares of another PaineWebber mutual fund, the transaction will be treated as a sale of the fund's shares, and any gain will be subject to federal income tax.

The fund expects that its dividends will include capital gain distributions. However, a portion of the fund's dividends will be taxed as ordinary income. A distribution of capital gains will be taxed at a lower rate than ordinary income if the fund held the assets that generated the gains for more than 12 months. The fund will tell you annually how you should treat its dividends for tax purposes.



--------------------------------------------------------------------------------
                               Prospectus Page 14

--------------------------------------------------------------------------------
                            PaineWebber Balanced Fund

--------------------------------------------------------------------------------

                      [This page intentionally left blank.]


--------------------------------------------------------------------------------
                               Prospectus Page 15

--------------------------------------------------------------------------------
                            PaineWebber Balanced Fund

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following financial highlights tables are intended to help you understand the fund's financial performance for the past 5 years. Shorter periods are shown for classes of fund shares that have existed for less than 5 years. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends).

This information in the financial highlights has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial statements, are included in the funds' Annual Report to Shareholders. The Annual Report may be obtained without charge by calling 1-800-647-1568.


PAINEWEBBER BALANCED FUND


                                                                                      Class A
                                              --------------------------------------------------------------------------------------
                                                                                                        For the
                                                                                                          Six            For the
                                                               For the Years Ended                       Months           Year
                                                                    August 31,                           Ended            Ended
                                              -------------------------------------------------------  August 31,      February 29,
                                                 2000       1999            1998           1997         1996 (2)          1996
                                              ---------  -----------     -----------    -----------    -----------     -----------
Net asset value, beginning of period .....               $     11.27     $     12.50    $     10.27    $     10.85     $      9.80
                                              ---------  -----------     -----------    -----------    -----------     -----------
Net investment income ....................                      0.22++          0.23++         0.23++         0.12++          0.27++
Net realized and unrealized gains (losses)
   from investments, futures and options .                      1.56++          0.31++         2.79++        (0.12)++         1.84++
                                              ---------  -----------     -----------    -----------    -----------     -----------
Net increase (decrease) from investment
  operations .............................                      1.78            0.54           3.02           0.00            2.11
                                              ---------  -----------     -----------    -----------    -----------     -----------
Dividends from net investment income .....                     (0.22)          (0.22)         (0.24)         (0.10)          (0.31)
Distributions from net realized gains
  from investment transactions ...........                     (1.23)          (1.55)         (0.55)         (0.48)          (0.75)
                                              ---------  -----------     -----------    -----------    -----------     -----------
Total dividends and distributions to
  shareholders ...........................                     (1.45)          (1.77)         (0.79)         (0.58)          (1.06)
                                              ---------  -----------     -----------    -----------    -----------     -----------
Net asset value, end of period ...........               $     11.60     $     11.27    $     12.50    $     10.27     $     10.85
                                              =========  ===========     ===========    ===========    ===========     ===========
Total investment return (1) ..............                     16.20%           4.69%         30.67%          0.03%          22.08%
                                              =========  ===========     ===========    ===========    ===========     ===========
Ratios/supplemental data:
Net assets, end of period (000's) ........               $   196,684     $   182,362    $   176,403    $   157,525     $   171,609
Expenses to average net assets,
  net of waivers from adviser (3) ........                      1.22%           1.26%          1.46%          1.34%*          1.29%
Net investment income to average net
  assets, net of waivers from adviser (3)                       1.81%           1.88%          2.02%          2.19%*          2.55%
Portfolio turnover rate ..................                       234%            190%           188%           103%            188%

----------
*     Annualized.
+     Commencement of issuance of shares.
++    Calculated using the average shares outstanding for the period.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees. Results would be lower if they were included. Total investment return for periods less than one year has not been annualized.

(2)   Fiscal year changed to August 31.

(3) During the years ended August 31, 2000 and August 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.


--------------------------------------------------------------------------------
                               Prospectus Page 16

--------------------------------------------------------------------------------
                            PaineWebber Balanced Fund

                              FINANCIAL HIGHLIGHTS
                                  (continued)
--------------------------------------------------------------------------------




                                                                                  Class B
  --------------------------------------------------------------------------------------
                                                             For the
                                                               Six          For the
                     For the Years Ended                      Months         Year
                        August 31,                            Ended          Ended
  -------------------------------------------------------   August 31,    February 29,
     2000        1999          1998             1997         1996 (2)         1996
  ---------  -----------    -----------     -----------    -----------     -----------
             $     11.48    $     12.70     $     10.42    $     11.00     $      9.90
  ---------  -----------    -----------     -----------    -----------     -----------
                    0.13++         0.14++          0.14++         0.08++          0.19++

                    1.59++         0.31++          2.84++        (0.11)++         1.86++
  ---------  -----------    -----------     -----------    -----------     -----------

                    1.72           0.45            2.98          (0.03)           2.05
  ---------  -----------    -----------     -----------    -----------     -----------
                   (0.13)         (0.12)          (0.15)         (0.07)          (0.20)

                   (1.23)         (1.55)          (0.55)         (0.48)          (0.75)
  ---------  -----------    -----------     -----------    -----------     -----------

                   (1.36)         (1.67)          (0.70)         (0.55)          (0.95)
  ---------  -----------    -----------     -----------    -----------     -----------
             $     11.84    $     11.48     $     12.70    $     10.42     $     11.00
  =========  ===========    ===========     ===========    ===========     ===========
                   15.28%          3.87%          29.70%         (0.30)%         21.20%
  =========  ===========    ===========     ===========    ===========     ===========

  $          $    28,719    $    26,425     $    22,768    $    22,307     $    26,627

                    1.98%          2.03%           2.22%          2.09%*          2.05%

                    1.04%          1.13%           1.27%          1.43%*          1.81%
                     234%           190%            188%           103%            188%



                                         Class C                                                           Class Y
 --------------------------------------------------------------------------------------- -------------------------------------------
                                                            For the                                                    For the
                                                              Six           For the                     For the          Period
                   For the Years Ended                       Months          Year                        Year        March 26, 1998+
                        August 31,                           Ended           Ended                       Ended           through
 -------------------------------------------------------   August 31,     February 29,                August 31,       August 31,
    2000       1999           1998           1997           1996 (2)         1996         2000          1999             1998
 ---------  -----------    -----------    -----------     -----------     -----------   ---------   -----------      -----------
            $     11.28    $     12.52    $     10.29     $     10.88     $      9.82               $     11.27      $     12.55
 ---------  -----------    -----------    -----------     -----------     -----------   ---------   -----------      -----------
                   0.14++         0.14++         0.14++          0.08++          0.19++                    0.26++           0.11++

                   1.56++         0.31++         2.80++         (0.12)++         1.84++                    1.55++          (1.28)++
 ---------  -----------    -----------    -----------     -----------     -----------   ---------   -----------      -----------

                   1.70           0.45           2.94           (0.04)           2.03                      1.81            (1.17)
 ---------  -----------    -----------    -----------     -----------     -----------   ---------   -----------      -----------
                  (0.15)         (0.14)         (0.16)          (0.07)          (0.22)                    (0.26)           (0.11)

                  (1.23)         (1.55)         (0.55)          (0.48)          (0.75)                    (1.23)              --
 ---------  -----------    -----------    -----------     -----------     -----------   ---------   -----------      -----------

                  (1.38)         (1.69)         (0.71)          (0.55)          (0.97)                    (1.49)           (0.11)
 ---------  -----------    -----------    -----------     -----------     -----------   ---------   -----------      -----------
            $     11.60    $     11.28    $     12.52     $     10.29     $     10.88               $     11.59      $     11.27
 =========  ===========    ===========    ===========     ===========     ===========   =========   ===========      ===========
                  15.34%          3.89%         29.70%          (0.38)%         21.12%                    16.42%           (9.41)%
 =========  ===========    ===========    ===========     ===========     ===========   =========   ===========      ===========

            $    19,894    $    14,581    $     8,736     $     6,979     $     7,469   $           $       519      $       175

                   1.95%          2.00%          2.21%           2.09%*          2.08%                     0.96%            0.89%*

                   1.08%          1.18%          1.27%           1.44%*          1.77%                     2.11%            2.48%*
                    234%           190%           188%            103%            188%                      234%             190%




--------------------------------------------------------------------------------
                            Prospectus Pages 17

--------------------------------------------------------------------------------
                            PaineWebber Balanced Fund


TICKER SYMBOL: Balanced Fund Class A: PASAX
                                   B: PASBX
                                   C: PASCX
                                   Y: None

--------------------------------------------------------------------------------


If you want more information about the fund, the following documents are available free upon request:


ANNUAL/SEMI-ANNUAL REPORTS


Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.

You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the fund directly at 1-800-647-1568.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090.

o For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

o Free from the EDGAR Database on the SEC's Internet website at http://www.sec.gov


Paine Webber Master Series, Inc.
- Paine Webber Balanced Fund
Investment Company Act File No. 811-4448


(C) 2000 PaineWebber Incorporated. All rights reserved.



--------------------------------------------------------------------------------
                               Prospectus Page 18

                            PaineWebber Balanced Fund
                               51 West 52nd Street
                          New York, New York 10019-6114


                       STATEMENT OF ADDITIONAL INFORMATION


      PaineWebber Balanced Fund is a diversified series of PaineWebber Master Series, Inc., ("Corporation"), a professionally managed, open-end management investment company, organized as a Maryland corporation.

      The investment adviser, administrator and distributor for the fund is Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"). As distributor for the fund, Mitchell Hutchins has appointed PaineWebber to serve as dealer for the sale of fund shares.

      Portions of the fund's Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain an additional copy of the fund's Annual Report without charge by calling toll-free 1-800-647-1568.

      This SAI is not a prospectus and should be read only in conjunction with the fund's current Prospectus, dated December 31, 2000. A copy of the Prospectus may be obtained by calling any PaineWebber Financial Advisor or correspondent firm or by calling toll-free 1-800-647-1568. This SAI is dated December 31, 2000.


                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----


The Fund and Its Investment Policies......................................   2
The Fund's Investments, Related Risks and Limitations.....................   2
Strategies Using Derivative Instruments...................................  17
Organization of the Corporation; Board Members and Officers; Principal
 Holders and Management Ownership of Securities...........................  25
Investment Advisory, Administration and Distribution Arrangements.........  31
Portfolio Transactions....................................................  36
Reduced Sales Charges, Additional Exchange and Redemption
 Information and Other Services ..........................................  38
Conversion of Class B Shares..............................................  43
Valuation of Shares.......................................................  44
Performance Information...................................................  44
Taxes.....................................................................  47
Other Information.........................................................  50
Financial Statements......................................................  51
Appendix ................................................................. A-1

                      THE FUND AND ITS INVESTMENT POLICIES

      The fund's investment objective may not be changed without shareholder approval. Except where noted, the other investment policies of the fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that the fund will achieve its investment objective.

      The fund's investment objective is high total return with low volatility. The fund invests primarily in a combination of three asset classes: stocks (equity securities), bonds (investment grade bonds) and cash (money market instruments) and maintains a fixed income allocation (including bonds and cash) of at least 25%.

      For its stock investments, the fund seeks to replicate (before fees and expenses) the total return of the Standard & Poor's Composite Stock Price Index. For its bond investments, the fund seeks to replicate (before fees and expenses) the total return of the Lehman Brothers Aggregate Bond Index. To the extent necessary to track the performances of these benchmark indices, the fund may invest in U.S. dollar denominated securities of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter market. The fund also may invest up to 10% of its assets in bonds and other securities (including convertible securities) rated below investment grade but rated at least B by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), comparably rated by another rating agency or, if unrated, determined by Mitchell Hutchins to be of comparable quality. The fund's bond investments may include zero coupon bonds and other original issue discount securities.

      The money market instruments in which the fund may invest include U.S. Treasury bills and other obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies and instrumentalities; obligations of U.S. banks (including certificates of deposit and bankers' acceptances) having total assets at the time of purchase in excess of $1.5 billion; commercial paper and other short-term corporate obligations; variable and floating rate securities and repurchase agreements; participation interests in these money market instruments; and the securities of other investment companies that invest exclusively in money market instruments. The fund may also hold cash.

      The commercial paper and other short-term corporate obligations purchased by the fund will consist only of obligations of U.S. corporations that are (1) rated at least Prime-2 by Moody's or A-2 by S&P, (2) comparably rated by another rating agency or (3) unrated and determined by Mitchell Hutchins to be of comparable quality. These obligations may include variable amount master demand notes, which are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. Such obligations are usually unrated by a rating agency.

      The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary or emergency purposes, but not in excess of 10% of its total assets. The costs associated with borrowing may reduce the fund's net income. The fund may invest in the securities of other investment companies and may sell short "against the box."

              THE FUND'S INVESTMENTS, RELATED RISKS AND LIMITATIONS

      The following supplements the information contained in the Prospectus and above concerning the fund's investments, related risks and limitations. Except as otherwise indicated in the Prospectus or SAI, the fund has established no policy limitations on its ability to use the investments or techniques discussed in these documents.

      EQUITY SECURITIES. Equity securities include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depository receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

      Preferred stock has certain fixed income features, like a bond, but is actually equity that is senior to a company's common stock. Convertible bonds may include debentures and notes that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Some preferred stock also may be converted into or exchanged for common stock. Depositary receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

      While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that a fund may experience a substantial or complete loss on an individual equity investment. While this is possible with bonds, it is less likely.

      BONDS are fixed or variable rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Mortgage- and asset-backed securities are types of bonds, and certain types of income-producing, non-convertible preferred stocks may be treated as bonds for investment purposes. Bonds generally are used by corporations and governments to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Many preferred stocks and some bonds are "perpetual" in that they have no maturity date.

      Bonds are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a fund's investments in bonds. In general, bonds having longer durations are more sensitive to interest rate changes than are bonds with shorter durations. Credit risk is the risk that an issuer may be unable or unwilling to pay interest and/or principal on the bond. Credit risk can be affected by many factors, including adverse changes in the issuer's own financial condition or in economic conditions.

      CREDIT RATINGS; NON-INVESTMENT GRADE BONDS. Moody's, S&P, and other rating agencies are private services that provide ratings of the credit quality of bonds and certain other securities. The fund may use these ratings in determining whether to buy, sell or hold a security. A description of the ratings assigned to corporate bonds by Moody's and S&P is included in the Appendix to this SAI. The process by which Moody's and S&P determine ratings for mortgage-backed securities includes consideration of the likelihood of the receipt by security holders of all distributions, the nature of the underlying assets, the credit quality of the guarantor, if any, and the structural, legal and tax aspects associated with these securities. Not even the highest such rating represents an assessment of the likelihood that principal prepayments will be made by obligors on the underlying assets or the degree to which such prepayments may differ from that originally anticipated, nor do such ratings address the possibility that investors may suffer a lower than anticipated yield or that investors in such securities may fail to recoup fully their initial investment due to prepayments.

      Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a bond's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a bond's rating. Subsequent to a bond's purchase by the fund, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund. It should be emphasized that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.


      In addition to ratings assigned to individual bond issues, Mitchell Hutchins will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its rating. There is a wide variation in the quality of bonds, both within a particular classification and between classifications. An issuer's obligations under its bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their bonds.

      Investment grade bonds are rated in one of the four highest rating categories by Moody's or S&P, comparably rated by another rating agency or, if unrated, determined by Mitchell Hutchins to be of comparable quality. Moody's considers bonds rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt securities. Bonds rated D by S&P are in payment default or such rating is assigned upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. Bonds rated C by Moody's are in the lowest rated class and can be regarded as having extremely poor prospects of attaining any real investment standing. References to rated bonds in the Prospectus or this SAI include bonds that are not rated by a rating agency but that Mitchell Hutchins determines to be of comparable quality.


      Non-investment grade bonds (commonly known as "junk bonds" and sometimes referred to as "high yield bonds") are rated Ba or lower by Moody's, BB or lower by S&P, comparably rated by another rating agency or, if unrated, determined by Mitchell Hutchins to be of comparable quality. The fund's investments in non-investment grade bonds entail greater risk than its investments in higher rated bonds. Non-investment grade bonds, which are sometimes referred to as "high yield bonds," are considered predominantly speculative with respect to the issuer's ability to pay interest and repay principal and may involve significant risk exposure to adverse conditions. Non-investment grade bonds generally offer a higher current yield than that available for investment grade issues; however, they involve greater risks, in that they are especially sensitive to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured by collateral and will not receive payment until more senior claims are paid in full.


      The market for non-investment grade bonds has expanded rapidly in recent years, which has been a period of generally expanding growth and lower inflation. These securities will be susceptible to greater risk when economic growth slows or reverses and when inflation increases or deflation occurs. In the past, many lower rated bonds experienced substantial price declines reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated bonds rose dramatically. However, those higher yields did not reflect the value of the income stream that holders of such securities expected. Rather, they reflected the risk that holders of such securities could lose a substantial portion of their value due to the issuers' financial restructurings or defaults by the issuers. There can be no assurance that those declines will not recur.


      The market for non-investment grade bonds generally is thinner and less active than that for higher quality securities, which may limit the fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of non-investment grade bonds, especially in a thinly traded market.

      U.S. GOVERNMENT SECURITIES. U.S. government securities include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

      U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS programs, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.


      Treasury inflation-protected securities ("TIPS") (also known as "inflation-indexed securities") are Treasury bonds on which the principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest on TIPS is payable semi-annually on the adjusted principal value. The principal value of TIPS would decline during periods of deflation, but the principal amount payable at maturity would not be less than the original par amount. If inflation is lower than expected while the fund holds TIPS, the fund may earn less on the TIPS than it would on conventional Treasury bonds. Any increase in the principal value of TIPS is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. See "Taxes--Other Information," below.

      ASSET-BACKED SECURITIES. Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed in more detail below. However, the underlying assets are not first lien mortgage loans or interests therein but include assets such as motor vehicle installment sales contracts, other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The Fund's Investments, Related Risks and Limitations -- Mortgage-Backed Securities -- Types of Credit Enhancements.

      MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect interests in pools of underlying mortgage loans that are secured by real property. The U.S. government mortgage-backed securities in which the fund may invest include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by Ginnie Mae (also known as the Government National Mortgage Association), Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation) or other government sponsored enterprises. Other domestic mortgage-backed securities are sponsored or issued by private entities, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purposes entities (collectively, "Private Mortgage Lenders"). Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. Foreign mortgage-backed securities may be issued by mortgage banks and other private or governmental entities outside the United States and are supported by interests in foreign real estate.


      Mortgage-backed securities may be composed of one or more classes and may be structured either as pass-through securities or collateralized debt obligations. Multiple-class mortgage-backed securities are referred to herein as "CMOs." Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class. CMOs involve special risk and evaluating them requires special knowledge.

      A major difference between mortgage-backed securities and traditional bonds is that interest and principal payments are made more frequently (usually monthly) and that principal may be repaid at any time because the underlying mortgage loans may be prepaid at any time. When interest rates go down and homeowners refinance their mortgages, mortgage-backed securities may be paid off more quickly than investors expect. When interest rates rise, mortgage-backed securities may be paid off more slowly than originally expected. Changes in the rate or "speed" of these prepayments can cause the value of mortgage-backed securities to fluctuate rapidly.

      Mortgage-backed securities also may decrease in value as a result of increases in interest rates and, because of prepayments, may benefit less than other bonds from declining interest rates. Reinvestments of prepayments may occur at lower interest rates than the original investment, thus adversely affecting a fund's yield. Actual prepayment experience may cause the yield of a mortgage-backed security to differ from what was assumed when the fund purchased the security. Prepayments at a slower rate than expected may lengthen the effective life of a mortgage-backed security. The value of securities with longer effective lives generally fluctuates more widely in response to changes in interest rates than the value of securities with shorter effective lives.

      CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

      Certain classes of CMOs and other mortgage-backed securities are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest-only ("IO") and principal-only ("PO") classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed or is rated AAA or the equivalent. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections against the effects of prepayments. These structural protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances. Inverse floating rate CMO classes also may be extremely volatile. These classes pay interest at a rate that decreases when a specified index of market rates increases.

      The market for privately issued mortgage-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. Foreign mortgage-backed securities markets are substantially smaller than U.S. markets but have been established in several countries, including Germany, Denmark, Sweden, Canada and Australia, and may be developed elsewhere. Foreign mortgage-backed securities generally are structured differently than domestic mortgage-backed securities, but they normally present substantially similar investment risks as well as the other risks normally associated with foreign securities.


      During 1994, the value and liquidity of many mortgage-backed securities declined sharply due primarily to increases in interest rates. There can be no assurance that such declines will not recur. The market value of certain mortgage-backed securities, including IO and PO classes of mortgage-backed securities, can be extremely volatile, and these securities may become illiquid. Mitchell Hutchins seeks to manage the fund's investments in mortgage-backed securities so that the volatility of its portfolio, taken as a whole, is consistent with its investment objective. Management of portfolio duration is an important part of this. However, computing the duration of mortgage-backed securities is complex. See, "The Fund's Investments, Related Risks and Limitations -- Duration." If Mitchell Hutchins does not compute the duration of mortgage-backed securities correctly, the value of the fund's portfolio may be either more or less sensitive to changes in market interest rates than intended. In addition, if market interest rates or other factors that affect the volatility of securities held by the fund change in ways that Mitchell Hutchins does not anticipate, the fund's ability to meet its investment objective may be reduced.

      More information concerning these mortgage-backed securities and the related risks of investments therein is set forth below. New types of mortgage-backed securities are developed and marketed from time to time and, consistent with its investment limitations, the fund expects to invest in those new types of mortgage-backed securities that Mitchell Hutchins believe may assist the fund in achieving its investment objective. Similarly, the fund may invest in mortgage-backed securities issued by new or existing governmental or private issuers other than those identified herein.

      GINNIE MAE CERTIFICATES -- Ginnie Mae guarantees certain mortgage pass-through certificates ("Ginnie Mae certificates") that are issued by Private Mortgage Lenders and that represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Timely payment of interest and principal is backed by the full faith and credit of the U.S. government. Each mortgagor's monthly payments to his lending institution on his residential mortgage are "passed through" to certificate holders such as the fund. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions that originate mortgages for the pools are subject to certain standards, including credit and other underwriting criteria for individual mortgages included in the pools.


      FANNIE MAE CERTIFICATES -- Fannie Mae facilitates a national secondary market in residential mortgage loans insured or guaranteed by U.S. government agencies and in privately insured or uninsured residential mortgage loans (sometimes referred to as "conventional mortgage loans" or "conventional loans") through its mortgage purchase and mortgage-backed securities sales activities. Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae certificates"), which represent pro rata shares of all interest and principal payments made and owed on the underlying pools. Fannie Mae guarantees timely payment of interest and principal on Fannie Mae certificates. The Fannie Mae guarantee is not backed by the full faith and credit of the U.S. government.

      FREDDIE MAC CERTIFICATES -- Freddie Mac also facilitates a national secondary market for conventional residential and U.S. government-insured mortgage loans through its mortgage purchase and mortgage-backed securities sales activities. Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). Each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. Freddie Mac generally guarantees timely monthly payment of interest on PCs and the ultimate payment of principal, but it also has a PC program under which it guarantees timely payment of both principal and interest. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semi-annually and return principal once a year in guaranteed minimum payments. The Freddie Mac guarantee is not backed by the full faith and credit of the U.S. government.


      PRIVATE MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities issued by Private Mortgage Lenders are structured similarly to CMOs issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac. Such mortgage-backed securities may be supported by pools of U.S. government or agency insured or guaranteed mortgage loans or by other mortgage-backed securities issued by a government agency or instrumentality, but they generally are supported by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such mortgage-backed securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae and Freddie Mac, they normally are structured with one or more types of credit enhancement. See "The Fund's Investments, Related Risks and Limitations -- Mortgage-Backed Securities -- Types of Credit Enhancement." These credit enhancements do not protect investors from changes in market value.


      COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTI-CLASS MORTGAGE PASS-THROUGHS -- CMOs are debt obligations that are collateralized by mortgage loans or mortgage pass-through securities (collectively, "Mortgage Assets"). CMOs may be issued by Private Mortgage Lenders or by government entities such as Fannie Mae or Freddie Mac. Multi-class mortgage pass-through securities are interests in trusts that are comprised of Mortgage Assets and that have multiple classes similar to those in CMOs. Unless the context indicates otherwise, references herein to CMOs include multi-class mortgage pass-through securities. Payments of principal of, and interest on, the Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide the funds to pay the debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities.

      In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, also referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on all classes of a CMO (other than any PO class) on a monthly, quarterly or semi-annual basis. The principal and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates so that no payment of principal will be made on any class of the CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full. In some CMO structures, all or a portion of the interest attributable to one or more of the CMO classes may be added to the principal amounts attributable to such classes, rather than passed through to certificateholders on a current basis, until other classes of the CMO are paid in full.

      Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.

      Some CMO classes are structured to pay interest at rates that are adjusted in accordance with a formula, such as a multiple or fraction of the change in a specified interest rate index, so as to pay at a rate that will be attractive in certain interest rate environments but not in others. For example, an inverse floating rate CMO class pays interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. For other CMO classes, the yield may move in the same direction as market interest rates -- i.e., the yield may increase as rates increase and decrease as rates decrease -- but may do so more rapidly or to a greater degree. The market value of such securities generally is more volatile than that of a fixed rate obligation. Such interest rate formulas may be combined with other CMO characteristics. For example, a CMO class may be an inverse IO class, on which the holders are entitled to receive no payments of principal and are entitled to receive interest at a rate that will vary inversely with a specified index or a multiple thereof.


      TYPES OF CREDIT ENHANCEMENT -- To lessen the effect of failures by obligors on Mortgage Assets to make payments, mortgage-backed securities may contain elements of credit enhancement. Such credit enhancement falls into two categories: (1) liquidity protection and (2) loss protection. Loss protection relates to losses resulting after default by an obligor on the underlying assets and collection of all amounts recoverable directly from the obligor and through liquidation of the collateral. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets (usually the bank, savings association or mortgage banker that transferred the underlying loans to the issuer of the security), to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Loss protection ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor, from third parties, through various means of structuring the transaction or through a combination of such approaches. The fund will not pay any additional fees for such credit enhancement, although the existence of credit enhancement may increase the price of a security. Credit enhancements do not provide protection against changes in the market value of the security. Examples of credit enhancement arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "spread accounts" or "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed that required to make payment of the securities and pay any servicing or other fees). The degree of credit enhancement provided for each issue generally is based on historical information regarding the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in such a security.


      SPECIAL CHARACTERISTICS OF MORTGAGE- AND ASSET-BACKED SECURITIES -- The yield characteristics of mortgage- and asset-backed securities differ from those of traditiona1 debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time.

Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are less likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date. Mortgage- and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

      The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificateholders and to any guarantor, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

      Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice was to assume that prepayments on pools of fixed rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at lower interest rates than the original investment, thus adversely affecting a fund's yield.

      ADJUSTABLE RATE MORTGAGE AND FLOATING RATE MORTGAGE-BACKED SECURITIES -- Adjustable rate mortgage ("ARM") securities are mortgage-backed securities (sometimes referred to as ARMs) that represent a right to receive interest payments at a rate that is adjusted to reflect the interest earned on a pool of mortgage loans bearing variable or adjustable rates of interest. Floating rate mortgage-backed securities are classes of mortgage-backed securities that have been structured to represent the right to receive interest payments at rates that fluctuate in accordance with an index but that generally are supported by pools comprised of fixed-rate mortgage loans. Because the interest rates on ARM and floating rate mortgage-backed securities are reset in response to changes in a specified market index, the values of such securities tend to be less sensitive to interest rate fluctuations than the values of fixed-rate securities. As a result, during periods of rising interest rates, ARMs generally do not decrease in value as much as fixed rate securities. Conversely, during periods of declining rates, ARMs generally do not increase in value as much as fixed rate securities. ARMs represent a right to receive interest payments at a rate that is adjusted to reflect the interest earned on a pool of ARM loans. These mortgage loans generally specify that the borrower's mortgage interest rate may not be adjusted above a specified lifetime maximum rate or, in some cases, below a minimum lifetime rate. In addition, certain ARM loans specify limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. These mortgage loans also may limit changes in the maximum amount by which the borrower's monthly payment may adjust for any single adjustment period. If a monthly payment is not sufficient to pay the interest accruing on the ARM, any such excess interest is added to the mortgage loan ("negative amortization"), which is repaid through future payments. If the monthly payment exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment that would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess reduces the principal balance of the ARM loan. Borrowers under these mortgage loans experiencing negative amortization may take longer to build up their equity in the underlying property and may be more likely to default.

      ARM loans also may be subject to a greater rate of prepayments in a declining interest rate environment. For example, during a period of declining interest rates, prepayments on these mortgage loans could increase because the availability of fixed mortgage loans at competitive interest rates may encourage mortgagors to "lock-in" at a lower interest rate. Conversely, during a period of rising interest rates, prepayments on ARM loans might decrease. The rate of prepayments with respect to ARM loans has fluctuated in recent years.

      The rates of interest payable on certain ARM loans, and therefore on certain ARM securities, are based on indices, such as the one-year constant maturity Treasury rate, that reflect changes in market interest rates. Others are based on indices, such as the 11th District Federal Home Loan Bank Cost of Funds Index ("COFI"), that tend to lag behind changes in market interest rates. The values of ARM securities supported by ARM loans that adjust based on lagging indices tend to be somewhat more sensitive to interest rate fluctuations than those reflecting current interest rate levels, although the values of such ARM securities still tend to be less sensitive to interest rate fluctuations than fixed-rate securities.

      Floating rate mortgage-backed securities are classes of mortgage-backed securities that have been structured to represent the right to receive interest payments at rates that fluctuate in accordance with an index but that generally are supported by pools comprised of fixed-rate mortgage loans. As with ARM securities, interest rate adjustments on floating rate mortgage-backed securities may be based on indices that lag behind market interest rates. Interest rates on floating rate mortgage-backed securities generally are adjusted monthly. Floating rate mortgage-backed securities are subject to lifetime interest rate caps, but they generally are not subject to limitations on monthly or other periodic changes in interest rates or monthly payments.


      DURATION. Duration is a measure of the expected life of a bond on a present value basis. Duration incorporates the bond's yield, coupon interest payments, final maturity and call features into one measures and is one of the fundamental tools used by Mitchell Hutchins in portfolio selection and yield curve positioning of the fund's investments in debt securities. Duration was developed as a more precise alternative to the concept "term to maturity." Traditionally, a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until the scheduled a final payment on the bond, taking no account of the pattern of payments prior to maturity.


      Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable debt security, expected to be made, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. For example, depending on its coupon and the level of market yields, a Treasury note with a remaining maturity of five years might have a duration of 4.5 years. For mortgage-backed and other securities that are subject to prepayments, put or call features or adjustable coupons, the difference between the remaining stated maturity and the duration is likely to be much greater.


      Duration allows Mitchell Hutchins to make certain predictions as to the effect that changes in the level of interest rates will have on the value of the fund's portfolio of debt securities. For example, when the level of interest rates increases by 1%, a debt security having a positive duration of three years generally will decrease by approximately 3%. Thus, if Mitchell Hutchins calculates the duration of the fund's portfolio of bonds as three years, it normally would expect the portfolio to change in value by approximately 3% for every 1% change in the level of interest rates. However, various factors, such as changes in anticipated prepayment rates, qualitative considerations and market supply and demand, can cause particular securities to respond somewhat differently to changes in interest rates than indicated in the above example. Moreover, in the case of mortgage-backed and other complex securities, duration calculations are estimates and are not precise. This is particularly true during periods of market volatility. Accordingly, the net asset value of a fund's portfolio of bonds may vary in relation to interest rates by a greater or lesser percentage than indicated by the above example.

      Futures, options and options on futures have durations that, in general, are closely related to the duration of the securities that underlie them. Holding long futures or call option positions will lengthen portfolio duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

      There are some situations in which the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by the standard duration calculation is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, Mitchell Hutchins will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its duration and, therefore, its interest rate exposure.


      INVESTING IN FOREIGN SECURITIES. The fund may invest in U.S. dollar denominated securities of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter market. Securities of foreign issuers may not be registered with the Securities and Exchange Commission ("SEC"), and the issuers thereof may not be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the fund than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

      The fund may invest in foreign securities by purchasing American Depositary Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. They generally are in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. For purposes of the fund's investment policies, ADRs generally are deemed to have the same classification as the underlying securities they represent. Thus, an ADR representing ownership of common stock will be treated as common stock.


      ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.


      Investment income and gains on certain foreign securities in which the fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and certain foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the fund would be subject.


      ZERO COUPON AND OTHER OID SECURITIES. Zero coupon securities are securities on which no periodic interest payments are made but instead are sold at a deep discount from their face value. The buyer of these securities receives a rate of return by the gradual appreciation of the security, which results from the fact that it will be paid at face value on a specified maturity date. There are many types of zero coupon securities. Some are issued in zero coupon form, including Treasury bills, notes and bonds that have been stripped of (separated from) their unmatured interest coupons (unmatured interest payments) and receipts or certificates representing interests in such stripped debt obligations and coupons. Others are created by brokerage firms that strip the coupons from interest-paying bonds and sell the principal and the coupons separately.

      Other securities are sold with original issue discount ("OID") (i.e., the difference between the issue price and the value at maturity) may provide for some interest to be paid make prior to maturity. OID securities usually trade at a discount from their face value.

      Zero coupon securities are generally more sensitive to changes in interest rates than debt obligations of comparable maturities that make current interest payments. This means that when interest rates fall, the value of zero coupon securities rises more rapidly than securities paying interest on a current basis. However, when interest rates rise, their value falls more dramatically. Other OID securities also are subject to greater fluctuations in market value in response to changing interest rates than bonds of comparable maturities that make current distributions of interest in cash.


      Federal tax law requires that a fund that holds a zero coupon security or other OID security include in gross income each year the OID that accrues on the security for the year, even though the fund receives no interest payment on the security during the year. These distributions would have to be made from the fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The fund would not be able to purchase additional securities with cash used to make such distributions and its current income and the value of its shares would ultimately be reduced as a result.


      Certain zero coupon securities are U.S. Treasury notes and bonds that have been stripped of their unmatured interest coupon receipts or interests in such U.S. Treasury securities or coupons. This technique is frequently used with U.S. Treasury bonds to create CATS (Certificate of Accrual Treasury Securities), TIGRs (Treasury Income Growth Receipts) and similar securities.

      CONVERTIBLE SECURITIES. A convertible security is a bond, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest or dividends until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities,
(2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.


      A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the fund is called for redemption, the fund will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party.


      WARRANTS. Warrants are securities permitting, but not obligating, holders to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.


      TEMPORARY AND DEFENSIVE INVESTMENTS; MONEY MARKET INVESTMENTS. The fund may invest in money market investments for temporary or defensive purposes to reinvest cash collateral from its securities lending activities or as part of its normal investment program. Such investments include, among other things, (1) securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, (2) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers,
(3) commercial paper and notes, including those with variable and floating rates of interest, (4) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks, (5) debt obligations issued or guaranteed by one or more foreign governments or any of their foreign political subdivisions, agencies or instrumentalities, including obligations of supranational entities, (6) bonds issued by foreign issuers, (7) repurchase agreements and (8) securities of other investment companies that invest exclusively in money market instruments and similar private investment vehicles.

      INVESTMENTS IN OTHER INVESTMENT COMPANIES. The fund may invest in securities of other investment companies, subject to limitations imposed by the Investment Company Act of 1940, as amended ("Investment Company Act"). Among other things, these limitations currently restrict the fund's aggregate investments in other investment companies to no more than 10% of its total assets. The fund's investment in certain private investment vehicles are not subject to this restriction. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads and (in the case of closed-end investment companies) sometime substantial premiums above the value of such companies' portfolio securities. At the same time, the fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other investment companies. The fund may invest in the shares of other investment companies when, in the judgement of Mitchell Hutchins, the potential benefits of the investment outweigh the payment of any management fees and expenses and, where appplicable, premium or sales load.

      ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the fund has valued the securities and includes, among other things, purchased over-the-counter options, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins has determined are liquid pursuant to guidelines established by the board. The assets used as cover for over-the-counter options written by the fund will be considered illiquid unless the over-the-counter options are sold to qualified dealers who agree that the fund may repurchase any over-the-counter options it writes at a maximum price to be calculated by a formula set forth in the option agreements. The cover for an over-the-counter option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. Under current SEC guidelines, interest-only and principal-only classes of mortgage-backed securities generally are considered illiquid. However, interest only and principal only classes of fixed-rate mortgage-backed securities issued by the U.S. government or one of its agencies or instrumentalities will not be considered illiquid if Mitchell Hutchins has determined that they are liquid pursuant to guidelines established by the board. The fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for the fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

      Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a Securities Act registration statement has become effective. Where registration is required, the fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell.

      Not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

      Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.

      The board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). Mitchell Hutchins monitors the liquidity of restricted securities in each fund's portfolio and reports periodically on such decisions to the board.

      Mitchell Hutchins also monitors the fund's overall holdings of illiquid securities. If the fund's holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of liquid and illiquid portfolio securities or shareholder redemptions), Mitchell Hutchins will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, the fund is not required to dispose of illiquid securities under these circumstances.

      REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

      Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The fund intends to enter into repurchase agreements only in transactions with counterparties believed by Mitchell Hutchins to present minimum credit risks.

      REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by the fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the fund will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. See "The Fund's Investments, Related Risks and Limitations -- Segregated Accounts."

      Reverse repurchase agreements involve the risk that the buyer of the securities sold by the fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.


      WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, i.e. , for issuance or delivery to the fund later than the normal settlement date for such securities at a stated price and yield. When issued securities include TBA ("to be announced") securities. TBA securities, which are usually mortgage-backed securities, are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date.  The  actual  principal  amount  and  maturity  date are  determined  upon settlement when the specific mortgage pools are assigned. The fund generally would not pay for such securities or start earning interest on them until they are received. However, when the fund undertakes a when-issued or delayed-delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by the fund on a when-issued or delayed-delivery basis may result in the fund's incurring or missing an opportunity to make an alternative investment. Depending on market conditions, the fund's when-issued and delayed-delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which the fund's total assets, including the value of when-issued and delayed-delivery securities held by that fund, exceeds its net assets.

      A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the fund's net asset value. When the fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "The Fund's Investments, Related Risks and Limitations -- Segregated Accounts." The fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile. The fund may sell the right to acquire the security prior to delivery if Mitchell Hutchins deems it advantageous to do so, which may result in a gain or loss to the fund.

      LENDING OF PORTFOLIO SECURITIES. The fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that Mitchell Hutchins deems qualified. Lending securities enables the fund to earn additional income but could result in a loss or delay in recovering these securities. The borrower of a fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. The fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. The fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by Mitchell Hutchins. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The fund will retain authority to terminate any of its loans at any time. The fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. The fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. The fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.

      Pursuant to procedures adopted by the boards governing the fund's securities lending program, PaineWebber has been retained to serve as lending agent for the fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent. PaineWebber also has been approved as a borrower under the fund's securities lending program.

      SHORT SALES "AGAINST THE BOX." Short sales of securities the fund owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns are known as short sales "against the box". To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of the fund, and the fund is obligated to replace the securities borrowed at a date in the future. When the fund sells short, it establishes a margin account with the broker effecting the short sale and deposits collateral with the broker. In addition, the fund maintains, in a segregated account with its custodian, the securities that could be used to cover the short sale. The fund incurs transaction costs, including interest expense, in connection with opening, maintaining and closing short sales "against the box."

      The fund might make a short sale "against the box" to hedge against market risks when Mitchell Hutchins believes that the price of a security may decline, thereby causing a decline in the value of a security owned by the fund or a security convertible into or exchangeable for a security owned by the fund. In such case, any loss in the fund's long position after the short sale should be reduced by a corresponding gain in the short position. Conversely, any gain in the long position after the short sale should be reduced by a corresponding loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the fund owns, either directly or indirectly, and in the case where the fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

      SEGREGATED ACCOUNTS. When the fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the fund's obligation or commitment under such transactions. As described below under "Strategies Using Derivative Instruments," segregated accounts may also be required in connection with certain transactions involving options, futures or swaps.

INVESTMENT LIMITATIONS OF THE FUND

      FUNDAMENTAL LIMITATIONS. The following investment limitations cannot be changed for the fund without the affirmative vote of the lesser of (a) more than 50% of its outstanding shares or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of its outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

      The fund will not:


      (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

      The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

      (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

      (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

      (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

      (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

      (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

      (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.


      NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

      The fund will not:


      (1) invest more than 10% of its net assets in illiquid securities.

      (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      (3) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      (4) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

      (5) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

                     STRATEGIES USING DERIVATIVE INSTRUMENTS


      GENERAL DESCRIPTION OF DERIVATIVE INSTRUMENTS. Mitchell Hutchins may use a variety of financial instruments ("Derivative Instruments"), including certain options, futures contracts (sometimes referred to as "futures"), options on futures contracts and swap transactions. The fund may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, the fund's use of these instruments will place at risk a much smaller portion of its assets. The fund may use all of the instruments identified below. The particular Derivative Instruments that may be used by the fund is described below.

      The fund might not use any Derivative Instruments or derivative strategies, and there can be no assurance that using any strategy will succeed. If Mitchell Hutchins is incorrect in its judgment on market values, interest rates or other economic factors in using a Derivative Instrument or strategy, the fund may have lower net income and a net loss on the investment.

      OPTIONS ON EQUITY AND DEBT SECURITIES -- A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the option term or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security at the exercise price.

      OPTIONS ON SECURITIES INDICES -- A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

      SECURITIES INDEX FUTURES CONTRACTS -- A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

      INTEREST RATE FUTURES CONTRACTS -- Interest rate futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of bonds, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

      OPTIONS ON FUTURES CONTRACTS -- Options on futures contracts are similar to options on securities or currency, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security or currency, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

      GENERAL DESCRIPTION OF STRATEGIES USING DERIVATIVE INSTRUMENTS. The fund may use Derivative Instruments to attempt to hedge its portfolio and also to attempt to enhance income or return or realize gains and to manage the duration of its bond portfolio. In addition, the fund may use Derivative Instruments to adjust its exposure to different asset classes or to maintain exposure to stocks or bonds while maintaining a cash balance for fund management purposes (such as to provide liquidity to meet anticipated shareholder sales of fund shares and for fund operating expenses). The fund also may use Derivative Instruments to facilitate trading and to reduce transaction costs.

      Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the fund's portfolio. Thus, in a short hedge the fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, the fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, the fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, the fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

      Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a fund intends to acquire. Thus, in a long hedge, the fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, the fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, the fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

      The fund may purchase and write (sell) covered straddles on securities or indices of securities. A long straddle is a combination of a call and a put option purchased on the same security or on the same futures contract, where the exercise price of the put is equal to the exercise price of the call. The fund might enter into a long straddle when Mitchell Hutchins believes it likely that the prices of the securities will be more volatile during the term of the option than the option pricing implies. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is equal to the exercise price of the call. The fund might enter into a short straddle when Mitchell Hutchins believes it unlikely that the prices of the securities will be as volatile during the term of the option as the option pricing implies.

      Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a fund owns or intends to acquire. Derivative Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad stock market sectors in which the fund has invested or expects to invest. Derivative Instruments on bonds may be used to hedge either individual securities or broad fixed income market sectors.

      Income strategies using Derivative Instruments may include the writing of covered options to obtain the related option premiums. Return or gain strategies may include using Derivative Instruments to increase or decrease the fund's exposure to different asset classes without buying or selling the underlying instruments. The fund also may use derivatives to simulate full investment by the fund while maintaining a cash balance for fund management purposes (such as to provide liquidity to meet anticipated shareholder sales of fund shares and for fund operating expenses).

      The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, the fund's ability to use Derivative Instruments may be limited by tax considerations. See "Taxes."


      In addition to the products, strategies and risks described below and in the Prospectus, Mitchell Hutchins may discover additional opportunities in connection with Derivative Instruments and with hedging, income, return and gain strategies. These new opportunities may become available as regulatory authorities broaden the range of permitted transactions and as new Derivative Instruments and techniques are developed. Mitchell Hutchins may use these opportunities for the fund to the extent that they are consistent with the fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The fund's Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.


      SPECIAL RISKS OF STRATEGIES USING DERIVATIVE INSTRUMENTS. The use of Derivative Instruments involves special considerations and risks, as described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

      (1) Successful use of most Derivative Instruments depends upon the ability of Mitchell Hutchins to predict movements of the overall securities or interest rate markets, which requires different skills than predicting changes in the prices of individual securities. While Mitchell Hutchins is experienced in the use of Derivative Instruments, there can be no assurance that any particular strategy adopted will succeed.

      (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments that are being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors affecting the markets in which Derivative Instruments are traded, rather than the value of the investments being hedged. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.


      (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the fund entered into a short hedge because Mitchell Hutchins projected a decline in the price of a security in the fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not hedged at all.

      (4) As described below, the fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options). If the fund was unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair the fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time. The fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the fund.

      COVER FOR STRATEGIES USING DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments, other than purchased options, expose the funds to an obligation to another party. The fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The fund will comply with SEC guidelines regarding cover for such transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.


      Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with similar assets. As a result, committing a large por-tion of the fund's assets to cover positions or to segregated accounts could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

      OPTIONS. The fund may purchase put and call options, and write (sell) covered put or call options on securities in which it invests and related indices. The purchase of call options may serve as a long hedge, and the purchase of put options may serve as a short hedge. The fund may also use options to attempt to enhance return or realize gains by increasing or reducing its exposure to an asset class without purchasing or selling the underlying securities. Writing covered put or call options can enable a fund to enhance income by reason of the premiums paid by the purchasers of such options. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge, because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for over-the-counter options written by a fund would be considered illiquid to the extent described under "The Fund's Investments, Related Risks and Limitations-- Illiquid Securities."


      The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Generally, over-the-counter options on bonds are European-style options. This means that the option can only be exercised immediately prior to its expiration. This is in contract to American-style options that may be exercised at any time. There are also other types of options that may be exercised on certain specified dates before expiration. Options that expire unexercised have no value.


      The fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the fund to realize profits or limit losses on an option position prior to its exercise or expiration.

      The fund may purchase and write both exchange-traded and over-the-counter options. Currently, many options on equity securities (stocks) are exchange-traded. Exchange markets for options on bonds exist but are relatively new, and these instruments are primarily traded on the over-the-counter market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, over-the-counter options are contracts between the fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the fund purchases or writes an over-the-counter option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

      The fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for over-the-counter options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the fund will enter into over-the-counter options only with counterparties that are expected to be capable of entering into closing transactions with the fund, there is no assurance that the fund will in fact be able to close out an over-the-counter option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the fund might be unable to close out an over-the-counter option position at any time prior to its expiration.

      If the fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by the fund could cause material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

      The fund may purchase and write put and call options on indices in much the same manner as the more traditional options discussed above, except the index options may serve as a hedge against overall fluctuations in a securities market (or market sector) rather than anticipated increases or decreases in the value of a particular security.

      LIMITATIONS ON THE USE OF OPTIONS. The fund's use of options is governed by the following guidelines, which can be changed by its board without shareholder vote:

      (1) The fund may purchase a put or call option, including any straddle or spread, only if the value of its premium, when aggregated with the premiums on all other options held by the fund, does not exceed 5% of its total assets.

      (2) The aggregate value of securities underlying put options written by the fund, determined as of the date the put options are written, will not exceed 50% of its net assets.

      (3) The aggregate premiums paid on all options (including options on securities and stock or bond indices and options on futures contracts) purchased by the fund that are held at any time will not exceed 20% of its net assets.

      FUTURES. The fund may purchase and sell securities index futures contracts or interest rate futures contracts. The fund may purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices. In addition, the fund may purchase or sell futures contracts or purchase options thereon to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance return or realize gains.

      Futures strategies also can be used to manage the average duration of the fund's bond portfolio. If Mitchell Hutchins wishes to shorten the average duration of the fund's bond portfolio, the fund may sell a futures contract or a call option thereon, or purchase a put option on that futures contract. If Mitchell Hutchins wishes to lengthen the average duration of the fund's bond portfolio, the fund may buy a futures contract or a call option thereon, or sell a put option thereon.

      The fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order synthetically to create a long futures contract position. Such options would have the same strike prices and expiration dates. The fund will engage in this strategy only when it is more advantageous to the fund than is purchasing the futures contract.

      No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, obligations of the United States or obligations fully guaranteed as to principal and interest by the United States, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain cir-cumstances, such as periods of high volatility, the fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

      Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the fund's obligations to or from a futures broker. When the fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when the fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

      Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.


      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.


      If the fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.


      Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.


      LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS. The fund's use of futures and related options is governed by the following guidelines, which can be changed by its board without shareholder vote:

      (1) The aggregate initial margin and premiums on futures contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC), excluding the amount by which options are "in-the-money," may not exceed 5% of the fund's net assets.

      (2) The aggregate premiums paid on all options (including options on securities, foreign currencies and securities indices and options on futures contracts) purchased by the fund that are held at any time will not exceed 20% of its net assets.

      (3) The aggregate margin deposits on all futures contracts and options thereon held at any time by the fund will not exceed 5% of its total assets.

      SWAP TRANSACTIONS. The fund may enter into swap transactions, which include swaps, caps, floors and collars relating to interest rates, securities or other instruments. Interest rate swaps involve an agreement between two parties to exchange payments that are based, for example, on variable and fixed rates of interest and that are calculated on the basis of a specified amount of principal (the "notional principal amount") for a specified period of time. Interest rate cap and floor transactions involve an agreement between two parties in which the first party agrees to make payments to the counterparty when a designated market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. Interest rate collar transactions involve an agreement between two parties in which payments are made when a designated market interest rate either goes above a designated ceiling level or goes below a designated floor level on predetermined dates or during a specified time period. Equity swaps or other swaps relating to securities or other instruments are also similar, but they are based on changes in the value of the underlying securities or instruments. For example, an equity swap might involve an exchange of the value of a particular security or securities index in a certain notional amount for the value of another security or index or for the value of interest on that notional amount at a specified fixed or variable rate.

      The fund may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The fund may use interest rate swaps, caps, floors and collars as a hedge on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities. Interest rate swap transactions are subject to risks comparable to those described above with respect to other derivatives strategies.

      The fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments. Since segregated accounts will be established with respect to such transactions, Mitchell Hutchins believes such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the fund's borrowing restrictions. The net amount of the excess, if any, of the fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis, and appropriate fund assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account as described above in "The Fund's Investments, Related Risks and Restrictions -- Segregated Accounts." The fund also will establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis.

      The fund will enter into interest rate swap transactions only with banks and recognized securities dealers or their respective affiliates believed by Mitchell Hutchins to present minimal credit risk in accordance with guidelines established by the fund's board. If there is a default by the other party to such a transaction, the fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

     ORGANIZATION OF THE FUND; BOARD MEMBERS AND OFFICERS; PRINCIPAL HOLDERS
                     AND MANAGEMENT OWNERSHIP OF SECURITIES

      The Corporation was organized on October 29, 1985, as a Maryland corporation. The Corporation has two operating series and has authority to issue 10 billion shares of common stock of separate series, par value $0.001 per share (four billion shares are designated as shares of the fund).

      The Corporation is governed by a board of directors, which oversees its operations. The directors ("board members") and executive officers of the Corporation, their ages, business addresses and principal occupations during the past five years are:



                                POSITION WITH
  NAME AND ADDRESS; AGE          CORPORATION          BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
  ---------------------          -----------          ----------------------------------------
Margo N. Alexander*+; 53        Director and        Mrs. Alexander is  chairman  (since March 1999),
                                 President          and  a  director  of  Mitchell  Hutchins  (since
                                                    January  1995),  and an executive vice president
                                                    and a director of PaineWebber (since March 1984)
                                                    She was  chief  executive  officer  of  Mitchell
                                                    Hutchins from January 1995 to October 2000. Mrs.
                                                    Alexander is president and a director or trustee
                                                    of 30 investment  companies  for which  Mitchell
                                                    Hutchins, PaineWebber or one of their affiliates
                                                    serves as investment adviser.

Richard Q. Armstrong; 65          Director          Mr. Armstrong  is  chairman  and   principal  of
R.Q.A. Enterprises                                  R.Q.A. Enterprises  (management  consulting firm
One Old Church Road                                 (since April 1991 and principal occupation since
Unit #6                                             March 1995).  Mr. Armstrong was  chairman of the
Greenwich, CT 06830                                 board, chief executive  officer and  co-owner of
                                                    Adirondack  Beverages  (producer and distributor
                                                    of  soft  drinks  and  sparkling/still   waters)
                                                    (October  1993-March  1995). He was a partner of
                                                    The New  England  Consulting  Group  (management
                                                    consulting firm) (December 1992-September 1993).
                                                    He  was   managing   director   of   LVMH   U.S.
                                                    Corporation  (U.S.   subsidiary  of  the  French
                                                    luxury goods  conglomerate,  Louis  Vuitton Moet
                                                    Hennessey Corporation)  (1987-1991) and chairman
                                                    of its wine and spirits subsidiary,  Schieffelin
                                                    & Somerset Company (1987-1991). Mr. Armstrong is
                                                    a director or trustee of 29 investment companies
                                                    for which Mitchell Hutchins,  PaineWebber or one
                                                    of  their   affiliates   serves  as   investment
                                                    adviser.

                                POSITION WITH
  NAME AND ADDRESS; AGE          CORPORATION          BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
  ---------------------          -----------          ----------------------------------------
E. Garrett Bewkes, Jr.** +; 74  Director and        Mr. Bewkes is a director of  Paine Webber  Group
                                Chairman of         Inc.   ("PW Group")    (holding    company    of
                                the Board of        PaineWebber and  Mitchell  Hutchins).   Prior to
                                 Directors          1996, he was a consultant to PW Group. He serves
                                                    as a consultant to PaineWebber (since May 1999).
                                                    Prior to 1988,  he was  chairman  of the  board,
                                                    president   and  chief   executive   officer  of
                                                    American  Bakeries  Company.  Mr.  Bewkes  is  a
                                                    director of Interstate Bakeries Corporation. Mr.
                                                    Bewkes is a director or trustee of 40 investment
                                                    companies   for   which    Mitchell    Hutchins,
                                                    PaineWebber or one of their affiliates serves as
                                                    investment adviser.

Richard R. Burt; 53               Director          Mr. Burt  is   chairman  of  IEP  Advisors,  LLP
1275 Pennsylvania Ave., N.W.                        (international investments and consulting  firm)
Washington, DC 20004                                (since March 1994) and a  partner of  McKinsey &
                                                    Company  (management   consulting  firm)  (since
                                                    1991).    He   is    also    a    director    of
                                                    Archer-Daniels-Midland     Co.     (agricultural
                                                    commod-ities),   Hollinger   International   Co.
                                                    (publishing),   Homestake   Mining  Corp.  (gold
                                                    mining),   six   investment   companies  in  the
                                                    Deutsche Bank family of funds,  nine  investment
                                                    companies in the Flag Investors family of funds,
                                                    The Central  European Fund, Inc. and The Germany
                                                    Fund,  Inc.,  vice  chairman  of  Anchor  Gaming
                                                    (provides  technology  to  gaming  and  wagering
                                                    industry)  (since  July  1999) and  chairman  of
                                                    Weirton  Steel Corp.  (makes and finishes  steel
                                                    products)  (since April 1996).  He was the chief
                                                    negotiator in the Strategic Arms Reduction Talks
                                                    with the former Soviet Union (1989-1991) and the
                                                    U.S.  Ambassador  to  the  Federal  Republic  of
                                                    Germany  (1985-1989).  Mr. Burt is a director or
                                                    trustee  of 29  investment  companies  for which
                                                    Mitchell  Hutchins,  PaineWebber or one of their
                                                    affiliates serves as investment adviser.

Meyer Feldberg; 58                Director          Mr. Feldberg is Dean and Professor of Management
Columbia University                                 of the  Graduate  School of  Business,  Columbia
101 Uris Hall                                       University. Prior to 1989, he was  president  of
New York, NY 10027                                  the Illinois   Institute  of  Technology.   Dean
                                                    Feldberg  is also a director of  Primedia,  Inc.
                                                    (publishing),  Federated Department Stores, Inc.
                                                    (operator of department stores) and Revlon, Inc.
                                                    (cosmetics).  Dean  Feldberg  is a  director  or
                                                    trustee  of 37  investment  companies  for which
                                                    Mitchell  Hutchins,  PaineWebber or one of their
                                                    affiliates serves as investment adviser.

                                POSITION WITH
  NAME AND ADDRESS; AGE        TRUST CORPORATION      BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
  ---------------------          -----------          ----------------------------------------
George W. Gowen; 71               Director          Mr. Gowen  is  a  partner  in the  law  firm  of
666 Third Avenue                                    Dunnington,  Bartholow &  Miller.  Prior  to May
New York, NY 10017                                  1994, he was a partner in the law firm of Fryer,
                                                    Ross & Gowen. Mr. Gowen is a director or trustee
                                                    of 37 investment  companies  for which  Mitchell
                                                    Hutchins, PaineWebber or one of their affiliates
                                                    serves as investment adviser.


Frederic V. Malek; 63             Director          Mr. Malek is chairman of Thayer Capital Partners
1455 Pennsylvania Ave., N.W                         (merchant bank)  and  chairman of  Thayer  Hotel
Suite 350                                           Investors  II  and  Lodging  Opportunities  Fund
Washington, DC 20004                                (hotel investment  partnerships).  From  January
                                                    1992 to November  1992, he was campaign  manager
                                                    of  Bush-Quayle  `92.  From 1990 to 1992, he was
                                                    vice  chairman  and,  from 1989 to 1990,  he was
                                                    president  of  Northwest  Airlines  Inc. and NWA
                                                    Inc.  (holding  company  of  Northwest  Airlines
                                                    Inc.).  Prior to 1989,  he was  employed  by the
                                                    Marriott   Corporation   (hotels,   restaurants,
                                                    airline catering and contract feeding), where he
                                                    most  recently was an executive  vice  president
                                                    and  president  of Marriott  Hotels and Resorts.
                                                    Mr.   Malek   is  also  a   director   of  Aegis
                                                    Communications,  Inc. (tele-services),  American
                                                    Management Systems, Inc. (management  consulting
                                                    and computer related  services),  Automatic Data
                                                    Processing,   Inc.  (computing   services),   CB
                                                    Richard Ellis, Inc. (real estate services),  FPL
                                                    Group, Inc. (electric services), Global Vacation
                                                    Group (packaged vacations), HCR/Manor Care, Inc.
                                                    (health  care),  SAGA  Systems,  Inc.  (software
                                                    company) and  Northwest  Airlines Inc. Mr. Malek
                                                    is  a  director  or  trustee  of  29  investment
                                                    companies   for   which    Mitchell    Hutchins,
                                                    PaineWebber or one of their affiliates serves as
                                                    investment adviser.

                                POSITION WITH
  NAME AND ADDRESS; AGE          CORPORATION          BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
  ---------------------          -----------          ----------------------------------------
Carl W. Schafer; 64               Director          Mr. Schafer   is   president  of  the   Atlantic
66 Witherspoon Street, #1100                        Foundation   (charitable  foundation  supporting
Princeton, NJ 08542                                 mainly oceanographic exploration and  research).
                                                    He is a director of Labor Ready, Inc. (temporary
                                                    employment),  Roadway Express,  Inc. (trucking),
                                                    The Guardian Group of Mutual Funds, the Harding,
                                                    Loevner Funds,  E.I.I.  Realty Trust (investment
                                                    company),  Evans  Systems,  Inc.  (motor  fuels,
                                                    convenience  store  and  diversified   company),
                                                    Electronic   Clearing  House,  Inc.   (financial
                                                    transactions    processing),     Frontier    Oil
                                                    Corporation      and      Nutraceutix,      Inc.
                                                    (bio-technology company). Prior to January 1993,
                                                    he  was  chairman  of  the  Investment  Advisory
                                                    Committee   of   the   Howard   Hughes   Medical
                                                    Institute.  Mr. Schafer is a director or trustee
                                                    of 29 investment  companies  for which  Mitchell
                                                    Hutchins, PaineWebber or one of their affiliates
                                                    serves as investment adviser.

Brian M. Storms*+; 46             Director          Mr. Storms is  Chief  Executive  Officer  (since
                                                    October  2000),  president  and chief  operating
                                                    officer of Mitchell Hutchins (since March 1999).
                                                    Mr.   Storms   was   president   of   Prudential
                                                    Investments   (1996-1999).   Prior  to   joining
                                                    Prudential,   he  was  a  managing  director  at
                                                    Fidelity  Investments.  Mr. Storms is a director
                                                    or trustee of 30 investment  companies for which
                                                    Mitchell  Hutchins,  PaineWebber or one of their
                                                    affiliates serves as investment adviser.

T. Kirkham Barneby*; 54        Vice President       Mr. Barneby is a  managing  director  and  chief
                                                    investment officer--quantitative  investments of
                                                    Mitchell   Hutchins.   Mr.  Barneby  is  a  vice
                                                    president  of  seven  investment  companies  for
                                                    which Mitchell  Hutchins,  PaineWebber or one of
                                                    their affiliates serves as investment adviser.

Amy Doberman**, 38             Vice President       Ms. Doberman  is  a senior  vice  president  and
                                                    general  counsel  of  Mitchell  Hutchins.   From
                                                    December 1996 through July 2000, she was general
                                                    counsel of Aeltus  Investment  Management,  Inc.
                                                    Prior to working at Aeltus,  Ms.  Doberman was a
                                                    Division  of  Investment   Management  Assistant
                                                    Chief Counsel at the SEC. Ms. Doberman is a vice
                                                    president of 29 investment  companies and a vice
                                                    president  and   secretary  of  one   investment
                                                    company for which Mitchell Hutchins, PaineWebber
                                                    or one of their affiliates  serves as investment
                                                    adviser.

                                POSITION WITH
  NAME AND ADDRESS; AGE          CORPORATION          BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
  ---------------------          -----------          ----------------------------------------
John J. Lee***; 32           Vice President and     Mr. Lee is a vice president and a manager of the
                             Assistant Treasurer    mutual   fund  finance  department  of  Mitchell
                                                    Hutchins.  Prior to  September  1997,  he was an
                                                    audit manager in the financial services practice
                                                    of  Ernst  &  Young  LLP.  Mr.  Lee  is  a  vice
                                                    president   and   assistant   treasurer   of  30
                                                    investment    companies   for   which   Mitchell
                                                    Hutchins, PaineWebber or one of their affiliates
                                                    serves as investment adviser.

Kevin J. Mahoney***; 35      Vice President and     Mr. Mahoney is  a  first  vice  president  and a
                             Assistant Treasurer    senior   manager  of  the  mutual  fund  finance
                                                    department  of  Mitchell  Hutchins.  From August
                                                    1996 through  March 1999,  he was the manager of
                                                    the  mutual  fund  internal   control  group  of
                                                    Salomon Smith  Barney.  Prior to August 1996, he
                                                    was an associate  and  assistant  treasurer  for
                                                    BlackRock Financial  Management L.P. Mr. Mahoney
                                                    is a vice  president and assistant  treasurer of
                                                    30  investment   companies  for  which  Mitchell
                                                    Hutchins, PaineWebber or one of their affiliates
                                                    serves as investment adviser.

Ann E. Moran***; 43          Vice President and     Ms. Moran is a vice  president and  a manager of
                             Assistant Treasurer    the mutual fund finance  department of  Mitchell
                                                    Hutchins.  Ms.  Moran  is a vice  president  and
                                                    assistant  treasurer of 30 investment  companies
                                                    for which Mitchell Hutchins,  PaineWebber or one
                                                    of  their   affiliates   serves  as   investment
                                                    adviser.

Dianne E. O'Donnell**; 48    Vice President and     Ms. O'Donnell is a  senior  vice  president  and
                                 Secretary          deputy general counsel of Mitchell Hutchins. Ms.
                                                    O'Donnell is a vice  president  and secretary of
                                                    29 investment  companies and vice  president and
                                                    assistant  secretary of one  investment  company
                                                    for which Mitchell Hutchins,  PaineWebber or one
                                                    of  their   affiliates   serves  as   investment
                                                    adviser.

Susan P. Ryan*; 40             Vice President       Ms.  Ryan  is  a   senior  vice  president   and
                                                    portfolio  manager of Mitchell  Hutchins and has
                                                    been with Mitchell Hutchins since 1982. Ms. Ryan
                                                    is a vice president of six investment  companies
                                                    for which Mitchell Hutchins,  PaineWebber or one
                                                    of  their   affiliates   serves  as   investment
                                                    adviser.

Paul H. Schubert***; 37      Vice President and     Mr. Schubert  is a  senior  vice  president  and
                                  Treasurer         director of the  mutual fund  finance department
                                                    of  Mitchell  Hutchins.  Mr.  Schubert is a vice
                                                    president   and   treasurer  of  30   investment
                                                    companies   for   which    Mitchell    Hutchins,
                                                    PaineWebber or one of their affiliates serves as
                                                    investment adviser.

                                POSITION WITH
  NAME AND ADDRESS; AGE          CORPORATION          BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
  ---------------------          -----------          ----------------------------------------
Barney A. Taglialatela***; 39 Vice President and    Mr. Taglialatela  is  a  vice  president  and  a
                              Assistant Treasurer   manager of the mutual fund finance department of
                                                    Mitchell  Hutchins.  Mr.  Taglialatela is a vice
                                                    president   and   assistant   treasurer   of  30
                                                    investment    companies   for   which   Mitchell
                                                    Hutchins, PaineWebber or one of their affiliates
                                                    serves as investment adviser.

Keith A. Weller**; 39        Vice President and     Mr.  Weller  is  a  first   vice  president  and
                            Assistant Secretary     associate general counsel of Mitchell  Hutchins.
                                                    Mr.  Weller is a vice  president  and  assistant
                                                    secretary of 30  investment  companies for which
                                                    Mitchell  Hutchins,  PaineWebber or one of their
                                                    affiliates serves as investment adviser.

----------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

*** This person's business address is Newport Center III, 499 Washington Blvd., 14th floor, Jersey City, New Jersey, 07310-1998.

+ Mrs. Alexander, Mr. Bewkes and Mr. Storms are "interested persons" of the fund as defined in the Investment Company Act by virtue of their positions with Mitchell Hutchins, PaineWebber, and/or PW Group.

            The Corporation pays each board member who is not an "interested person" of the Corporation $1,500 annually for the fund, an additional $1,000 annually for the Corporation's second series and up to $150 per series for attending annually each board meeting and each separate meeting of a board committee. The Corporation thus pays an independent board member $2,500 annually plus any additional annual amounts due for board or committee meetings. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation, aggregating $15,000 annually from the relevant funds. All board members are reimbursed for any expenses incurred in attending meetings. Because Mitchell Hutchins and PaineWebber perform substantially all of the services necessary for the operation of the Corporation and the fund, the Corporation requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Corporation for acting as a board member or officer.

      The table below includes certain information relating to the compensation by the Corporation of its current board members and the compensation of those board members from all PaineWebber funds during the periods indicated.


                               COMPENSATION TABLE+


                                                AGGREGATE    TOTAL COMPENSATION
                                              COMPENSATION       FROM THE
                                                FROM THE     CORPORATION AND THE
             NAME OF PERSON, POSITION         CORPORATION*    FUND COMPLEX**
             ------------------------         ------------    --------------

      Richard Q. Armstrong, Director...             $                $
      Richard R. Burt, Director........
      Meyer Feldberg, Director.........
      George W. Gowen, Director........
      Frederic V. Malek, Director......
      Carl W. Schafer, Director .......

----------
      + Only independent board members are compensated by the PaineWebber funds and identified above; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation from the PaineWebber funds.

      * Represents fees paid by the Corporation to each board member indicated for the fiscal year ended August 31, 2000. These fees are allocated in part to the fund and in part to the other series of the Corporation.

      ** Represents  total  compensation  paid  during the  calendar  year ended
         December 31, 1999, by 31 investment companies (34 in the case of Messrs. Feldberg and Gowen) for which Mitchell Hutchins, PaineWebber or one of their affiliates served as an investment adviser. No fund within the PaineWebber fund complex has a bonus, pension, profit sharing or retirement plan.

            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES


      As of November 30, 2000 directors and officers owned in the aggregate less than 1% of the outstanding shares of any class of the fund.

      As of November 30, 2000, the following (shareholders are shown in the funds records as owning 5% or more of any class of the fund's shares).


                                               Number and Percentage of Shares
Name and Address                               Owned as of November 30, 2000
----------------                               ---------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-----------------

      * The shareholders listed may be contacted c/o Mitchelll Hutchins Asset Management Inc., 51 West 52nd Street, New York, NY 10019-6114.



        INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS


      INVESTMENT ADVISORY AND ADMINISTRATIVE ARRANGEMENTS. Mitchell Hutchins acts as the investment adviser and administrator of the fund pursuant to a separate contract (an "Advisory Contract") with the Corporation. Under the Advisory Contract, the fund pay Mitchell Hutchins an annual fee, computed daily and paid monthly, as set forth below:

                                                                   ANNUAL
AVERAGE DAILY NET ASSETS                                            RATE
------------------------                                            ----
Up to $500 million...........................................       0.750%
In excess of $500 million up to $1.0 billion.................       0.725
In excess of $1.0 billion up to $1.5 billion................        0.700
In excess of $1.5 billion up to $2.0 billion.................       0.675
Over $2.0 billion...........................................        0.650

      During the fiscal years indicated, Mitchell Hutchins earned (or accrued) advisory and administration fees in the amounts set forth below:

                                             FISCAL YEARS ENDED AUGUST 31,
                                             -----------------------------
                                            2000          1999        1998
                                            ----          ----        ----

Balanced Fund........................         $        $1,890,996  $1,709,264

      Under the terms of the applicable Advisory Contract, the fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. General expenses of the Corporation not readily identifiable as belonging to a specific series are allocated among series by or under the direction of the board in such manner as the board deems fair and equitable. Expenses borne by the fund include the following: (1) the cost (including brokerage commissions, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to board members who are not interested persons of the Corporation or
Mitchell Hutchins; (6) all expenses incurred in connection with the board members' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent board members; (11) charges of custodians, transfer agents and other agents;
(12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders and costs of mailing such materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to trustees and officers; and (18) costs of mailing, stationery and communications equipment.


      Under the Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Contract terminates automatically upon its assignment and is terminable at any time without penalty by the board or by vote of the holders of a majority of the fund's outstanding voting securities, on 60 days' written notice to Mitchell Hutchins or by Mitchell Hutchins on 60 days' written notice to the fund.





      SECURITIES LENDING. During the fiscal year ended August 31, 2000, August 31, 1999 and August 31, 1998, the fund paid (or accrued) the following fees to PaineWebber for its services as securities lending agent:

                   FISCAL YEARS ENDED AUGUST 31,
                   -----------------------------
                   2000         1999         1998
                   ----         ----         ----
                    $         $17,852      $28,144

NET ASSETS. The following table shows the approximate net assets as of November 30, 2000, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser. An investment company may fall into more than one of the categories below.

                                                                NET ASSETS
                                 INVESTMENT CATEGORY                ($MIL)
                                 -------------------                ------
          Domestic (excluding Money Market)...............         $
          Global.........................................
          Equity/Balanced.................................
          Fixed Income (excluding Money Market)...........
                 Taxable Fixed Income.....................
                 Tax-Free Fixed Income....................
          Money Market Funds..............................

      PERSONAL TRADING POLICIES. The fund and Mitchell Hutchins each have adopted a code of ethics under rule 17f-1 of the Investment Company Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by the fund but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing.

DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of each class of shares of a fund under the distribution contract with the fund ("Distribution Contract"). The Distribution Contract requires Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell shares of the fund. Shares of the fund are offered continuously. Under a dealer agreements between Mitchell Hutchins and PaineWebber relating to each class of shares of the fund (collectively, "PW Dealer Agreement"), PaineWebber and its correspondent firms sell the fund's shares. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York 10019-6114 and PaineWebber is located at 1285 Avenue of the Americas, New York, New York 10019-6028.

      Under separate plans of distribution pertaining to the Class A, Class B and Class C shares of the fund adopted by the Corporation in the manner prescribed under Rule 12b-1 under the Investment Company Act (each, respectively, a "Class A Plan," "Class B Plan" and "Class C Plan," and, collectively, "Plans"), the fund pays Mitchell Hutchins a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of the class of shares. Under the Class B Plan and the Class C Plan, the fund pays Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% of the average daily net assets of the Class B shares. There is no distribution plan with respect to the fund's Class Y shares, and the fund's pay no service or distribution fees with respect to its Class Y shares.


      Mitchell Hutchins uses the service fees under the Plans for Class A, B and C shares primarily to pay PaineWebber for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in each fund by PaineWebber clients. PaineWebber then compensates its Financial Advisors for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts.

      Mitchell Hutchins uses the distribution fees under the Class B and Class C Plans to:


      o Offset the commissions it pays to PaineWebber for selling the fund's Class B and Class C shares, respectively.

      o Offset the fund's marketing costs attributable to such classes, such as preparation, printing and distribution of sales literature, advertising and prospectuses to prospective investors and related overhead expenses, such as employee salaries and bonuses.


      PaineWebber compensates Financial Advisors when Class B and Class C shares are bought by investors, as well as on an ongoing basis. Mitchell Hutchins receives no special compensation from any of the funds or investors at the time Class B or C shares are bought.

      Mitchell Hutchins receives the proceeds of the initial sales charge paid when Class A shares are bought and of the contingent deferred sales charge paid upon sales of shares. These proceeds may be used to cover distribution expenses.


      The Plans and the related Distribution Contracts for Class A, Class B and Class C shares specify that each fund must pay service and distribution fees to Mitchell Hutchins for its service- and distribution-related activities, not as reimbursement for specific expenses incurred. Therefore, even if Mitchell Hutchins' expenses exceed the service or distribution fees it receives, the fund will not be obligated to pay more than those fees. On the other hand, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of any Plan will be Mitchell Hutchins' sole responsibility and not that of the fund. Annually, the board reviews the Plans and Mitchell Hutchins' corresponding expenses for each class separately from the Plans and expenses of the other classes.

      Among other things, each Plan provides that (1) Mitchell Hutchins will submit to the board at least quarterly, and the board members will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those board members who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by the fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class and
(4) while the Plan remains in effect, the selection and nomination of board members who are not "interested persons" of the corporation shall be committed to the discretion of the board members who are not "interested persons" of the corporation.

      In reporting amounts expended under the Plans to the board members, Mitchell Hutchins allocates expenses attributable to the sale of each class of the fund's shares to such class based on the ratio of sales of shares of such class to the sales of all three classes of shares. The fees paid by one class of the fund's shares will not be used to subsidize the sale of any other class of fund shares.

      The fund paid (or accrued) the following service and/or distribution fees to Mitchell Hutchins under the Class A, Class B and Class C Plans during the fiscal year ended August 31, 2000:

      Class A....................          $
      Class B....................
      Class C....................

      Mitchell   Hutchins   estimates  that  it  and  its  parent   corporation,
PaineWebber, incurred the following shareholder service-related and distribution-related expenses with respect to the fund during the fiscal year ended August 31, 2000:

      CLASS A
      Marketing and advertising..............................  $
      Amortization of commissions............................
      Printing of prospectuses and SAIs......................
      Branch network costs allocated and interest expense ... Service fees paid to PaineWebber Financial Advisors ...

      CLASS B
      Marketing and advertising..............................  $
      Amortization of commissions............................
      Printing of prospectuses and SAIs......................
      Branch network costs allocated and interest expense ... Service fees paid to PaineWebber Financial Advisors ...

      CLASS C
      Marketing and advertising..............................  $
      Amortization of commissions............................
      Printing of prospectuses and SAIs......................
      Branch network costs allocated and interest expense ... Service fees paid to PaineWebber Financial Advisors ...

      "Marketing and advertising" includes various internal costs allocated by Mitchell Hutchins to its efforts at distributing the fund's shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations of Mitchell Hutchins. "Branch network costs allocated and interest expense" consist of an allocated portion of the expenses of various PaineWebber departments involved in the distribution of the fund's shares, including the PaineWebber retail branch system.

      In approving the fund's overall Flexible PricingSM system of distribution, the board considered several factors, including that implementation of Flexible Pricing would (1) enable investors to choose the purchasing option best suited to their individual situation, thereby encouraging current shareholders to make additional investments in the fund and attracting new investors and assets to the fund to the benefit of the fund and its share-holders, (2) facilitate distribution of the fund's shares and (3) maintain the competitive position of the fund in relation to other funds that have implemented or are seeking to implement similar distribution arrangements.


      In approving the Class A Plan, the board considered all the features of the distribution system, including (1) the conditions under which initial sales charges would be imposed and the amount of such charges, (2) Mitchell Hutchins' belief that the initial sales charge combined with a service fee would be attractive to PaineWebber Financial Advisors and correspondent firms, resulting in greater growth of the fund than might otherwise be the case, (3) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth, (4) the services provided to the fund and its shareholders by Mitchell Hutchins, (5) the services provided by PaineWebber pursuant to its PW Dealer Agreement with Mitchell Hutchins and (6) Mitchell Hutchins' shareholder service-related expenses and costs.

      In approving the Class B Plan, the board considered all the features of the distribution system, including (1) the conditions under which contingent deferred sales charges would be imposed and the amount of such charges, (2) the advantage to investors in having no initial sales charges deducted from fund purchase payments and instead having the entire amount of their purchase payments immediately invested in fund shares, (3) Mitchell Hutchins' belief that the ability of PaineWebber Financial Advisors and correspondent firms to receive sales commissions when Class B shares are sold and continuing service fees thereafter while their customers invest their entire purchase payments immediately in Class B shares would prove attractive to the Financial Advisors and correspondent firms, resulting in greater growth of the fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth,
(5) the services provided to the fund and its shareholders by Mitchell Hutchins,
(6) the services provided by PaineWebber pursuant to its PW Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The board members also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its Financial Advisors, without the concomitant receipt by Mitchell Hutchins of initial sales charges, was conditioned upon its expectation of being compensated under the Class B Plan.

      In approving the Class C Plan, the board considered all the features of the distribution system, including (1) the advantage to investors in having no initial sales charges deducted from fund purchase payments and instead having the entire amount of their purchase payments immediately invested in fund shares, (2) the advantage to investors in being free from contingent deferred sales charges upon redemption for shares held more than one year and paying for distribution on an ongoing basis, (3) Mitchell Hutchins' belief that the ability of PaineWebber Financial Advisors and correspondent firms to receive sales compensation for their sales of Class C shares on an ongoing basis, along with continuing service fees, while their customers invest their entire purchase payments immediately in Class C shares and generally do not face contingent deferred sales charges, would prove attractive to the Financial Advisors and correspondent firms, resulting in greater growth to the fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth,
(5) the services provided to the fund and its shareholders by Mitchell Hutchins,
(6) the services provided by PaineWebber pursuant to its PW Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The board members also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its Financial Advisors, without the concomitant receipt by Mitchell Hutchins of initial sales charges or contingent deferred sales charges upon redemption after one year following purchase was conditioned upon its expectation of being compensated under the Class C Plan.

      With respect to the Plan, the board considered all compensation that Mitchell Hutchins would receive under the Plan and the Distribution Contract, including service fees and, as applicable, initial sales charges, distribution fees and contingent deferred sales charges. The board also considered the benefits that would accrue to Mitchell Hutchins under the Plan in that Mitchell Hutchins would receive service, distribution and advisory fees that are calculated based upon a percentage of the average net assets of the fund, which fees would increase if the Plan were successful and the fund attained and maintained significant asset levels.

      Under the Distribution Contract for Class A shares, for the fiscal years set forth below, Mitchell Hutchins earned the following approximate amounts of sales charges and retained the following approximate amounts, net of concessions to PaineWebber as dealer.

                                             FISCAL YEARS ENDED AUGUST 31,
                                             -----------------------------
                                            2000          1999        1998
                                            ----          ----        ----

      Earned.........................      $           $ 91,158    $ 368,103
      Retained.......................                     8,956       16,048

      Mitchell Hutchins earned and retained the following contingent deferred sales charges paid upon certain redemptions of shares for the fiscal year ended August 31, 2000:

      Class A.............................         $
      Class B.............................
      Class C.............................


                             PORTFOLIO TRANSACTIONS


      Subject to policies established by the board, Mitchell Hutchins is responsible for the execution of the fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, Mitchell Hutchins seeks to obtain the best net results for the fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While Mitchell Hutchins generally seeks reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. The fund may invest in securities traded in the over-the-counter market and will engage primarily in transactions directly with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker. During the fiscal years indicated, the fund paid the brokerage commissions set forth below:

                   FISCAL YEARS ENDED AUGUST 31,
                   -----------------------------
                  2000         1999         1998
                  ----         ----         ----
                 $           $367,133     $290,954

      The fund has no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The funds contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through Mitchell Hutchins or its affiliates, including PaineWebber. The board has adopted procedures in conformity with Rule 17e-1 under the Investment Company Act to ensure that all brokerage commissions paid to PaineWebber are reasonable and fair. Specific provisions in the Advisory Contract authorize Mitchell Hutchins and any of its affiliates that is a member of a national securities exchange to effect portfolio transactions for the fund on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal years indicated, the fund paid brokerage commissions to PaineWebber as follows:

                   FISCAL YEARS ENDED AUGUST 31,
                   -----------------------------
                  2000         1999         1998
                  ----         ----         ----
                 $            $14,808      $1,038

      During the fiscal year ended August 31, 2000, the brokerage commissions paid by the fund to PaineWebber represented % of the total commissions paid by the fund and % of the aggregate dollar amount of transactions involving brokerage commission payments.

      Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The fund's procedures in selecting FCMs to execute its transactions in futures contracts, including procedures permitting the use of Mitchell Hutchins and its affiliates, are similar to those in effect with respect to brokerage transactions in securities.

      In selecting brokers, Mitchell Hutchins will consider the full range and quality of a broker's services. Consistent with the interests of the fund and subject to the review of the board, Mitchell Hutchins may cause a fund to purchase and sell portfolio securities through brokers who provide Mitchell Hutchins with brokerage or research services. The fund may pay those brokers a higher commission than may be charged by other brokers, provided that Mitchell Hutchins determines in good faith that the commission is reasonable in terms either of that particular transaction or of the overall responsibility of Mitchell Hutchins to the fund and its other clients.


      Research services obtained from brokers may include written reports, pricing and appraisal services, analysis of issues raised in proxy statements, educational seminars, subscriptions, portfolio attribution and monitoring services, and computer hardware, software and access charges which are directly related to investment research. Research services may be received in the form of written reports, online services, telephone contacts and personal meetings with securities analysts, economists, corporate and industry spokespersons and government representatives.


      For the fund's fiscal year ended August 31, 2000, Mitchell Hutchins directed $ in portfolio transactions to brokers chosen because they provided research services, for which the fund paid $ in commissions.


      For purchases or sales with broker-dealer firms that act as principal, Mitchell Hutchins seeks best execution. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Mitchell Hutchins may engage in agency transactions in over-the-counter equity and debt securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.


      Research services and information received from brokers or dealers are supplemental to Mitchell Hutchins' own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which the fund effect securities transactions may be used by Mitchell Hutchins in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the fund.

      Investment decisions for the fund and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the fund and one or more accounts. In those cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the fund and the other account(s) as to amount in a manner deemed equitable to the fund and the other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that simultaneous transactions and the ability to participate in volume transactions will benefit the fund.

      The fund will not purchase securities that are offered in underwritings in which PaineWebber is a member of the underwriting or selling group, except pursuant to procedures adopted by each board pursuant to Rule

10f-3 under the Investment Company Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that PaineWebber or any affiliate thereof not participate in or benefit from the sale to the fund.

      PORTFOLIO TURNOVER. The fund's annual portfolio turnover rates may vary greatly from year to year, but they will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of the fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year.

      The fund's portfolio turnover rates for the fiscal years shown were:

                   FISCAL YEARS ENDED AUGUST 31,
                   -----------------------------
                      2000              1999
                      ----              ----
                         %              234%

            REDUCED SALES CHARGES, ADDITIONAL EXCHANGE AND REDEMPTION
                         INFORMATION AND OTHER SERVICES


      WAIVERS OF SALES CHARGES/CONTINGENT DEFERRED SALES CHARGES -- CLASS A SHARES. The following additional sales charge waivers are available for Class A shares if you:

      o Purchase shares through a variable annuity offered only to qualified plans. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to the variable annuity's sponsor, adviser or distributor in a total amount not to exceed l% of the amount invested;

      o Acquire shares through an investment program that is not sponsored by PaineWebber or its affiliates and that charges participants a fee for program services, provided that the program sponsor has entered into a written agreement with PaineWebber permitting the sale of shares at net asset value to that program. For investments made pursuant to this waiver, Mitchell Hutchins may make a payment to PaineWebber out of its own resources in an amount not to exceed 1% of the amount invested. For subsequent investments or exchanges made to implement a rebalancing feature of such an investment program, the minimum subsequent investment requirement is also waived;


      o Acquire shares in connection with a reorganization pursuant to which the fund acquires substantially all of the assets and liabilities of another fund in exchange solely for shares of the acquiring fund; or


      o Acquire shares in connection with the disposition of proceeds from the sale of shares of Managed High Yield Plus Fund Inc. that were acquired during that fund's initial public offering of shares and that meet certain other conditions described in its prospectus.


      In addition, reduced sales charges on Class A shares are available through the combined purchase plan or through rights of accumulation described below. Class A share purchases of $1 million or more are not subject to an initial sales charge; however, if a shareholder sells these shares within one year after purchase, a contingent deferred sales charge of 1% of the offering price or the net asset value of the shares at the time of sale by the shareholder, whichever is less, is imposed.

      COMBINED PURCHASE PRIVILEGE -- CLASS A SHARES. Investors and eligible groups of related fund investors may combine purchases of Class A shares of the fund with concurrent purchases of Class A shares of any other PaineWebber mutual fund and thus take advantage of the reduced sales charges indicated in the table of sales charges for Class A shares in the Prospectus. The sales charge payable on the purchase of Class A shares of the fund and Class A shares of such other funds will be at the rates applicable to the total amount of the combined concurrent purchases.


      An "eligible group of related fund investors" can consist of any combination of the following:

      (a) an individual, that individual's spouse, parents and children;

      (b) an individual and his or her individual retirement account ("IRA");

      (c) an individual (or eligible group of individuals) and any company controlled by the individual(s) (a person, entity or group that holds 25% or more of the outstanding voting securities of a corporation will be deemed to control the corporation, and a partnership will be deemed to be controlled by each of its general partners);

      (d) an individual (or eligible group of individuals) and one or more employee benefit plans of a company controlled by the individual(s);

      (e) an individual (or eligible group of individuals) and a trust created by the individual(s), the beneficiaries of which are the individual and/or the individual's spouse, parents or children;

      (f) an individual and a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse;

      (g) an employer (or group of related employers) and one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that other employer); or

      (h) individual accounts related together under one registered investment adviser having full discretion and control over the accounts. The registered investment adviser must communicate at least quarterly through a newsletter or investment update establishing a relationship with all of the accounts.


      RIGHTS OF ACCUMULATION -- CLASS A SHARES. Reduced sales charges are available through a right of accumulation, under which investors and eligible groups of related fund investors (as defined above) are permitted to purchase Class A shares of the fund among related accounts at the offering price applicable to the total of (1) the dollar amount then being purchased plus (2) an amount equal to the then-current net asset value of the purchaser's combined holdings of Class A fund shares and Class A shares of any other PaineWebber mutual fund. The purchaser must provide sufficient information to permit confirmation of his or her holdings, and the acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time.

      REINSTATEMENT PRIVILEGE -- CLASS A SHARES. Shareholders who have redeemed Class A shares of the fund may reinstate their account without a sales charge by notifying the transfer agent of such desire and forwarding a check for the amount to be purchased within 365 days after the date of redemption. The reinstatement will be made at the net asset value per share next computed after the notice of reinstatement and check are received. The amount of a purchase under this reinstatement privilege cannot exceed the amount of the redemption
proceeds.   Gain  on  a  redemption   is  taxable   regardless  of  whether  the
reinstatement privilege is exercised, although a loss arising out of a redemption might not be deductible under certain circumstances. See "Taxes" below.


      WAIVERS OF CONTINGENT DEFERRED SALES CHARGES -- CLASS B SHARES. The maximum 5% contingent deferred sales charge applies to sales of shares during the first year after purchase. The charge generally declines by 1% annually, reaching zero after six years. Among other circumstances, the contingent deferred sales charge on

Class B shares is waived where a total or partial redemption is made within one year following the death of the shareholder. The contingent deferred sales charge waiver is available where the decedent is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship. This waiver applies only to redemption of shares held at the time of death.


      PURCHASES OF CLASS Y SHARES THROUGH THE PACE(SM) MULTI ADVISOR PROGRAM. An investor who participates in the PACE(SM) Multi Advisor Program is eligible to purchase Class Y shares. The PACE(SM) Multi Advisor Program is an advisory program sponsored by PaineWebber that provides comprehensive investment services, including investor profiling, a personalized asset allocation strategy using an appropriate combination of funds, and a quarterly investment performance review. Participation in the PACE(SM) Multi Advisor Program is subject to payment of an advisory fee at the effective maximum annual rate of 1.5% of assets. Employees of PaineWebber and its affiliates are entitled to a waiver of this fee. Please contact your PaineWebber Financial Advisor or PaineWebber's correspondent firms for more information concerning mutual funds that are available through the PACE(SM) Multi Advisor Program.


      PURCHASES OF CLASS A SHARES THROUGH THE PAINEWEBBER INSIGHTONE(SM) PROGRAM. Investors who purchase shares through the PaineWebber InsightOneSM Program are eligible to purchase Class A shares without a sales load. The PaineWebber InsightOne(SM) Program offers a nondiscretionary brokerage account to PaineWebber clients for an asset-based fee at an annual rate of up to 1.50% of the assets in the account. Account holders may purchase or sell certain investment products without paying commissions on other markups/markdowns.

      PURCHASES AND SALES OF CLASS Y SHARES FOR PARTICIPANTS IN PW 401(k) PLUS PLAN. The trustee of the PW 401(k) Plus Plan, a defined contribution plan sponsored by PW Group, buys and sells Class Y shares of the funds that are included as investment options under the Plan to implement the investment choices of individual participants with respect to their Plan contributions. Individual Plan participants should consult the Summary Plan Description and other plan material of the PW 401(k) Plus Plan (collectively, "Plan Documents") for a description of the procedures and limitations applicable to making and changing investment choices. Copies of the Plan Documents are available from the Benefits Connection, 100 Halfday Road, Lincolnshire, IL 60069 or by calling 1-888-Pwebber (1-888-793-2237). As described in the Plan Documents, the price at which Class Y shares are bought and sold by the trustee of PW 401(k) Plus Plan might be more or less than the price per share at the time the participants made their investment choices.


      ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION. As discussed in the Prospectus, eligible shares of the fund may be exchanged for shares of the corresponding class of most other PaineWebber mutual funds. Class Y shares are not eligible for exchange. Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or a fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with the fund's investment objective, policies and restrictions.

      If conditions exist that make cash payments undesirable, each fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund's net asset value. Any such redemption in kind will be made with readily marketable securities, to the extent available. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. The fund has elected, however, to be governed by Rule 18f-1 under the Investment Company Act, under which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

      The fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a fund's portfolio at the time.


      SERVICE ORGANIZATIONS. The fund may authorize service organizations, and their agents, to accept on its behalf purchase and redemption orders that are in "good form" in accordance with the policies of those service organizations. The fund will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on the fund's net asset value next computed after receipt of the order by the service organizations or their agents. Service organizations may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.

      AUTOMATIC INVESTMENT PLAN. PaineWebber offers an automatic investment plan with a minimum initial investment of $1,000 through which the fund will deduct $50 or more on a monthly, quarterly, semi-annual or annual basis from the investor's bank account to invest directly in the fund. Participation in the automatic investment plan enables an investor to use the technique of "dollar cost averaging." When an investor invests the same dollar amount each month under the plan, the investor will purchase more shares when the fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique, an investor's average purchase price per share over any given period will be lower than if the investor purchased a fixed number of shares on a monthly basis during the period. Of course, investing through the automatic investment plan does not assure a profit or protect against loss in declining markets. Additionally, because the automatic investment plan involves continuous investing regardless of price levels, an investor should consider his or her financial ability to continue purchases through periods of both low and high price levels. An investor should also consider whether a large, single investment would qualify for sales load reductions.


      SYSTEMATIC WITHDRAWAL PLAN. The systematic withdrawal plan allows investors to set up monthly, quarterly (March, June, September and December), semi-annual (June and December) or annual (December) withdrawals from their PaineWebber mutual fund accounts. Minimum balances and withdrawals vary according to the class of shares:

      o Class A and Class C shares. Minimum value of fund shares is $5,000; minimum withdrawals of $100.

      o Class B shares. Minimum value of fund shares is $10,000; minimum monthly, quarterly, and semi-annual and annual withdrawals of $100, $200, $300 and $400, respectively.

      Withdrawals under the systematic withdrawal plan will not be subject to a contingent deferred sales charge if the investor withdraws no more than 12% of the value of the fund account when the investor signed up for the Plan (for Class B shares, annually; for Class A and Class C shares, during the first year under the Plan). Shareholders who elect to receive dividends or other distributions in cash may not participate in this plan.


      An investor's participation in the systematic withdrawal plan will terminate automatically if the "Initial Account Balance" (a term that means the value of the fund account at the time the investor elects to participate in the systematic withdrawal plan), less aggregate redemptions made other than pursuant to the systematic withdrawal plan, is less than the minimum values specified above. Purchases of additional shares of the fund concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities and, for Class A shares, initial sales charges. On or about the 20th of a month for monthly, quarterly, semi-annual and annual plans, PaineWebber will arrange for redemption by the fund of sufficient fund shares to provide the withdrawal payments specified by participants in the fund's systematic withdrawal plan. The payments generally are mailed approximately five Business Days (defined under "Valuation of Shares") after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds. If periodic withdrawals continually exceed reinvested dividends and other distributions, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the systematic withdrawal or terminate participation in the systematic withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to PaineWebber or PFPC Inc. Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by PFPC. Shareholders may request the forms needed to establish a systematic withdrawal plan from their PaineWebber Financial Advisors, correspondent firms or PFPC at 1-800-647-1568.

      INDIVIDUAL RETIREMENT ACCOUNTS. Self-directed IRAs are available through PaineWebber in which purchases of PaineWebber mutual funds and other investments may be made. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisers.


      TRANSFER OF ACCOUNTS. If investors holding shares of the fund in a PaineWebber brokerage account transfer their brokerage accounts to another firm, the fund shares will be moved to an account with PFPC. However, if the other firm has entered into a selected dealer agreement with Mitchell Hutchins relating to the fund, the shareholder may be able to hold fund shares in an account with the other firm.


PAINEWEBBER RMA RESOURCE ACCUMULATION PLAN(SM);
PAINEWEBBER RESOURCE MANAGEMENT ACCOUNT(R) (RMA)(R)

      Shares of PaineWebber mutual funds (each a "PW Fund" and, collectively, the "PW Funds") are available for purchase through the RMA Resource Accumulation Plan ("Plan") by customers of PaineWebber and its correspondent firms who maintain Resource Management Accounts ("RMA accountholders"). The Plan allows an RMA accountholder to continually invest in one or more of the PW Funds at regular intervals, with payment for shares purchased automatically deducted from the client's RMA account. The client may elect to invest at monthly or quarterly intervals and may elect either to invest a fixed dollar amount (minimum $100 per period) or to purchase a fixed number of shares. A client can elect to have Plan purchases executed on the first or fifteenth day of the month. Settlement occurs three Business Days (defined under "Valuation of Shares") after the trade date, and the purchase price of the shares is withdrawn from the investor's RMA account on the settlement date from the following sources and in the following order: uninvested cash balances, balances in RMA money market funds, or margin borrowing power, if applicable to the account.

      To participate in the Plan, an investor must be an RMA accountholder, must have made an initial purchase of the shares of each PW Fund selected for investment under the Plan (meeting applicable minimum investment requirements) and must complete and submit the RMA Resource Accumulation Plan Client Agreement and Instruction Form available from PaineWebber. The investor must have received a current prospectus for each PW Fund selected prior to enrolling in the Plan. Information about mutual fund positions and outstanding instructions under the Plan are noted on the RMA accountholder's account statement. Instructions under the Plan may be changed at any time, but may take up to two weeks to become effective.

      The terms of the Plan, or an RMA accountholder's participation in the Plan, may be modified or terminated at any time. It is anticipated that, in the future, shares of other PW Funds and/or mutual funds other than the PW Funds may be offered through the Plan.


      PERIODIC INVESTING AND DOLLAR COST AVERAGING. Periodic investing in the PW Funds or other mutual funds, whether through the Plan or otherwise, helps investors establish and maintain a disciplined approach to accumulating assets over time, de-emphasizing the importance of timing the market's highs and lows. Periodic investing also permits an investor to take advantage of "dollar cost averaging." By investing a fixed amount in mutual fund shares at established intervals, an investor purchases more shares when the price is lower and fewer shares when the price is higher, thereby increasing his or her earning potential. Of course, dollar cost averaging does not guarantee a profit or protect against a loss in a declining market, and an investor should consider his or her financial ability to continue investing through periods of both low and high share prices. However, over time, dollar cost averaging generally results in a lower average original investment cost than if an investor invested a larger dollar amount in a mutual fund at one time. In deciding whether to use dollar cost averaging, an investor should also consider whether a large, single investment would qualify for sales load reductions.

      PAINEWEBBER'S RESOURCE MANAGEMENT ACCOUNT. In order to enroll in the Plan, an investor must have opened an RMA account with PaineWebber or one of its correspondent firms. The RMA account is PaineWebber's comprehensive asset management account and offers investors a number of features, including the following:


      o monthly Premier account statements that itemize all account activity, including investment transactions, checking activity and Platinum MasterCard(R) transactions during the period, and provide unrealized and realized gain and loss estimates for most securities held in the account;


      o comprehensive year-end summary statements that provide information on account activity for use in tax planning and tax return preparation;

      o automatic "sweep" of uninvested cash into the RMA accountholder's choice of one of the six RMA money market funds - RMA Money Market Portfolio, RMA U.S. Government Portfolio, RMA Tax-Free Fund, RMA
         California Municipal Money Fund, RMA New Jersey Municipal Money Fund and RMA New York Municipal Money Fund. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH A MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND;

      o check writing, with no per-check usage charge, no minimum amount on checks and no maximum number of checks that can be written. RMA accountholders can code their checks to classify expenditures. All canceled checks are returned each month;


      o Platinum MasterCard(R), with or without a line of credit, which provides RMA accountholders with direct access to their accounts and can be used with automatic teller machines worldwide. Purchases on the Platinum MasterCard(R) are debited to the RMA account once monthly, permitting accountholders to remain invested for a longer period of time;


      o 24-hour access to account information through toll-free numbers, and more detailed personal assistance during business hours from the RMA Service Center;

      o unlimited electronic funds transfers and bill payment service for an additional fee;

      o expanded account protection for the net equity securities balance in the event of the liquidation of PaineWebber. This protection does not apply to shares of funds that are held at PFPC and not through PaineWebber; and

      o automatic direct deposit of checks into your RMA account and automatic withdrawals from the account.


      The annual account fee for an RMA account is $85, which includes the Platinum MasterCard(R), with an additional fee of $40 if the investor selects an optional line of credit with the Platinum MasterCard(R).


                          CONVERSION OF CLASS B SHARES


      Class B shares of the fund will automatically convert to Class A shares, based on the relative net asset values per share of the two classes, as of the close of business on the first Business Day (as defined under "Valuation of Shares") of the month in which the sixth anniversary of the initial issuance of such Class B shares occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean (1) the date on which such Class B shares were issued or (2) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata por-tion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

      The conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Class A and Class B shares will not result in "preferential dividends" under the Internal Revenue Code and that the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond six years from the date of purchase. Mitchell Hutchins has no reason to believe that this condition will not continue to be met.

                               VALUATION OF SHARES


      The fund determines its net asset value per share separately for each class of shares, normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the New York Stock Exchange on each Business Day, which is defined as each Monday through Friday when the New York Stock Exchange is open. Prices will be calculated earlier when the New York Stock Exchange closes early because trading has been halted for the day. Currently the New York Stock Exchange is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      Securities and other assets are valued based upon market quotations when those quotations are readily available unless, in Mitchell Hutchins' judgment, those quotations do not adequately reflect the fair value of the security. Securities that are listed on exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Mitchell Hutchins as the primary market. Securities traded in the over-the-counter market and listed on the Nasdaq Stock Market ("Nasdaq") normally are valued at the last available sale price on Nasdaq prior to valuation; other over-the-counter securities are valued at the last bid price available prior to valuation (other than short-term investments that mature in 60 days or less, which are valued as described further below). Securities and assets for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the board. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, including many lower rated bonds, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the board determines that this does not represent fair value.


                             PERFORMANCE INFORMATION


      The fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

      TOTAL  RETURN   CALCULATIONS.   Average   annual   total   return   quotes
("Standardized Return") used in the fund's Performance Advertisements are calculated according to the following formula:


              n
      P(1 + T)    =  ERV
    where:     P  =  a hypothetical initial payment of $1,000 to purchase shares of a specified class
               T = average annual total return of shares of that class n = number of years
             ERV  =  ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

      Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, for Class A shares, the maximum 4.5% sales charge is deducted from the initial $1,000 payment and, for Class B and Class C shares, the applicable contingent deferred sales charge imposed on a redemption of Class B or Class C shares held for the period is deducted. All dividends and other distributions are assumed to have been reinvested at net asset value.


      The fund also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). The fund calculates Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.


      Both Standardized Return and Non-Standardized Return for Class B shares for periods of over six years reflect conversion of the Class B shares to Class A shares at the end of the sixth year.


      The following tables show performance information for each class of the fund's shares outstanding for the periods indicated. All returns for periods of more than one year are expressed as an average annual return.

      CLASS                             CLASS A   CLASS B    CLASS C  CLASS Y
      (INCEPTION DATE)                  (7/1/91) (12/12/86) (7/2/92) (3/26/98)
      ----------------                  -------- ---------- -------- ---------
      Year ended August 31, 2000:
            Standardized Return*......     %         %         %         %
            Non-Standardized Return...     %         %         %         %
      Five Years ended August 31, 2000:
            Standardized Return*......     %         %         %       N/A
            Non-Standardized Return*..     %         %         %       N/A
      Ten Years ended August 31, 2000:
            Standardized Return.......   N/A         %       N/A       N/A
            Non-Standardized Return...   N/A         %       N/A       N/A
      Inception to August 31, 2000:
            Standardized Return*......     %         %         %         %
            Non-Standardized Return...     %         %         %         %

----------
* All Standardized Return figures for Class A shares reflect deduction of the current maximum sales charge of 4.5%. All Standardized Return figures for Class B and Class C shares reflect deduction of the applicable contingent deferred sales charges imposed on a redemption of shares held for the period. Class Y shares do not impose an initial or contingent deferred sales charge; therefore, the performance information is the same for both standardized return and non-standardized return for the periods indicated.

      OTHER INFORMATION. In Performance Advertisements, the fund may compare its Standardized Return and/or their Non-Standardized Return with data published by Lipper Inc. ("Lipper") CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data, Inc. ("ICD") or Morningstar Mutual Funds ("Morningstar"), with the performance of recognized stock, bond and other indices, including the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), the Dow Jones Industrial Average, the International Finance Corporation Global Total Return Index, the Nasdaq Composite Index, the Russell 2000 Index, the Wilshire 5000 Index, the Lehman Bond Index, the Morgan Stanley Capital International Perspective Indices, the Morgan Stanley Capital International Energy Sources Index, the Standard & Poor's Oil Composite Index, the Morgan Stanley Capital International World Index, the Lehman Brothers 20+ Year Treasury Bond Index, the Lehman Brothers Government/Corporate Bond Index, other similar

Lehman Brothers indices or components thereof, the Salomon Smith Barney Non-U.S. World Government Bond Index, and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the funds and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY MAGAZINE, SMART MONEY, MUTUAL FUNDS, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

      The fund may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the fund investment are reinvested in additional fund shares, any future income or capital appreciation of the fund would increase the value, not only of the original fund investment, but also of the additional fund shares received through reinvestment. As a result, the value of the fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

      The fund may also compare its performance with the performance of bank certificates of deposit (CDs) as measured by the CDA Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote(R) Money Markets. In comparing the funds' performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Shares of the fund are not insured or guaranteed by the U.S. government and returns and net asset values will fluctuate. The debt securities held by the fund generally have longer maturities than most CDs and may reflect interest rate fluctuations for longer term debt securities. An investment in any fund involves greater risks than an investment in either a money market fund or a CD.

      The fund may also compare its performance to general trends in the stock and bond markets, as illustrated by the following graph prepared by Ibbotson Associates, Chicago.


Chart to Come




Source: STOCKS, BONDS, BILLS AND INFLATION 1999 YEARBOOK(TM), Ibbotson Assoc., Chi., (annual updates work by Roger G. Ibbotson & Rex A. Sinquefield).

      The chart is shown for illustrative purposes only and does not represent any fund's performance. These returns consist of income and capital appreciation (or depreciation) and should not be considered an indication or guarantee of future investment results. Year-to-year fluctuations in certain markets have been significant and negative returns have been experienced in certain markets from time to time. Stocks are measured by the S&P 500, an unmanaged weighted index comprising 500 widely held common stocks and varying in composition. Unlike investors in bonds and U.S. Treasury bills, common stock investors do not receive fixed income payments and are not entitled to repayment of principal. These differences contribute to investment risk. Returns shown for long-term government bonds are based on U.S. Treasury bonds with 20-year maturities. Inflation is measured by the Consumer Price Index. The indexes are unmanaged and are not available for investment.


      Over time, although subject to greater risks and higher volatility, stocks have outperformed all other investments by a wide margin, offering a solid hedge against inflation. From January 1, 1926 to December 31, 1999, stocks beat all other traditional asset classes. A $10,000 investment in the S&P 500 grew to $28,456,286, significantly more than any other investment.


                                      TAXES


      BACKUP WITHHOLDING. The fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund or PaineWebber with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding.

      SALE OR EXCHANGE OF FUND SHARES. A shareholder's sale (redemption) of fund shares may result in a taxable gain or loss, depending on whether the shareholder receives more or less than his or her adjusted basis for the shares (which normally includes any initial sales charge paid on Class A shares). An exchange of the fund's shares for shares of another PaineWebber mutual fund generally will have similar tax consequences. In addition, if the fund's shares are bought within 30 days before or after selling other shares of the fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

      SPECIAL RULE FOR CLASS A SHAREHOLDERS. A special tax rule applies when a shareholder sells or exchanges Class A shares of the fund within 90 days of purchase and subsequently acquires Class A shares of the same fund or another PaineWebber mutual fund without paying a sales charge due to the 365-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original Class A shares would be increased, or any loss would be decreased, by the amount of the sales charge paid when those shares were bought, and that amount would increase the basis of the PaineWebber mutual fund shares subsequently acquired.


      CONVERSION OF CLASS B SHARES. A shareholder will recognize no gain or loss as a result of a conversion of Class B shares to Class A shares.


      QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The fund intends to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code. To so qualify, the fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. For the fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S.

government securities or the securities of other RICs) of any one issuer. If the fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

      OTHER INFORMATION. Dividends and other distributions the fund declares in December of any year that are payable to shareholders of record on a date in that month will be deemed to have been paid by the fund and received by the shareholders on December 31 if the distributions are paid by the fund during the following January.

      A portion of the dividends (whether paid in cash or in additional shares) from the fund's investment company taxable income may be eligible for the dividends-received deduction allowed to corporations. The eligible portion for the fund may not exceed the aggregate dividends received by the fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.


      If fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that if shares are purchased shortly before the record date for a dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.


      The fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for the calendar year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

      The fund may invest in the stock of "passive foreign investment companies" ("PFICs") if that stock is a permissible investment. A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain from disposition of that stock (collectively
"PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

      If the fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (which it may have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax) even if the QEF does not distribute those earnings and gain to the fund. In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements.

      The  fund  may  elect  to  "mark  to  market"   its  stock  in  any  PFIC.
"Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over the fund's adjusted basis therein as of the end of that year. Pursuant to the election, the fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the fund for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The fund's adjusted basis in each PFIC's stock with respect to which it has made this election will be adjusted to reflect the amounts of income included and deductions taken thereunder.

      The use of hedging strategies involving Derivative Instruments, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a fund realizes in connection therewith. Gains from options and futures derived by the fund with respect to its business of investing in securities will qualify as permissible income under the Income Requirement.

      Certain  futures  contracts in which the fund may invest may be subject to section  1256 of the Internal  Revenue  Code  ("section  1256  contracts").  Any section 1256 contracts a fund holds at the end of each taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that the fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a fund recognizes, without in either case increasing the cash available to the fund. The fund may elect not to have the foregoing rules apply to any "mixed straddle" (that is, a straddle, clearly identified by the fund in accordance with the regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends that must be distributed.

      Offsetting positions in any actively traded security, option or futures contract entered into or held by the fund may constitute a "straddle" for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of the fund's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available to the funds, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.

      When a covered call option written (sold) by a fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a fund is exercised, the fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

      If the fund has an "appreciated financial position" -- generally, an interest (including an interest through an option or futures contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures contract entered into by the fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to a fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appre-ciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).


      If the fund acquires zero coupon or other securities issued with original issue discount ("OID") and/or Treasury inflation-protected securities ("TIPS"), on which principal is adjusted based on changes in the Consumer Price Index, it must include in its gross income the OID that accrues on those securities and the amount of any principal increases on TIPS during the taxable year, even if it receives no corresponding payment on them during the year. Similar treatment applies with respect to securities purchased at a discount from their face value ("market discount"). Because the fund annually must distribute substantially all of its investment company taxable income, including any accrued OID, market discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would have to be made from the fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The fund might realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

      The foregoing is only a general summary of some of the important federal tax considerations generally affecting the fund and its shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the fund's activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the fund and to dividends and other distributions therefrom.


                                OTHER INFORMATION


      CLASSES OF SHARES. A share of each class of the fund represents an identical interest in the fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the fund will affect the performance of those classes. Each share of the fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class A, B, C and Y shares will differ.

      VOTING RIGHTS. Shareholders of the fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Corporation may elect all its board members. The shares of the fund will be voted together, except that only the shareholders of a particular class of the fund may vote on matters affecting only that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. The shares of each series of the Corporation will be voted separately, except when an aggregate vote of all the series is required by law.

      The fund does not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Corporation may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the outstanding shares of the Corporation.

      CLASS-SPECIFIC EXPENSES. The fund may determine to allocate certain of its expenses (in addition to service and distribution fees) to the specific classes of its shares to which those expenses are attributable. For example, Class B and Class C shares bear higher transfer agency fees per shareholder account than those borne by Class A or Class Y shares. The higher fee is imposed due to the higher costs incurred by the transfer agent in tracking shares subject to a contingent deferred sales charge because, upon redemption, the duration of the shareholder's invest-ment must be determined in order to determine the applicable charge. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each class and the relative amounts of net assets in each class.




      CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at 1776 Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for each fund. PFPC Inc., a subsidiary of PNC Bank, N.A, serves as the fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809

      COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the fund. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

      AUDITORS. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the fund's independent accountants.


                              FINANCIAL STATEMENTS


      The fund's Annual Report to Shareholders for the fiscal year ended August 31, 2000 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated herein by this reference.

                                    APPENDIX

                               RATINGS INFORMATION

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

      Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities; A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future; Baa. Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

DESCRIPTION OF S&P Corporate Debt Ratings

      AAA. An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong; AA. An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong; A. An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong; BBB. An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation; BB, B, CCC, CC, C. Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions; BB. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing certainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation; B. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation., Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation; CCC. An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation; CC. An obligation rated CC is currently highly vulnerable to nonpayment; C. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are not being continued; D. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on a obligation are jeopardized.

      Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      r. This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

You should rely only on the information contained in the Prospectus and this Statement of Additional Information. The fund and its distributor has not authorized anyone to provide you with information that is different. The Prospectus and this Statement of Additional Information are not an offer to sell shares of the fund in any jurisdiction where the fund or its distributor may not lawfully sell those shares.


                                  ------------


(C) 2000 PaineWebber Incorporated. All rights reserved.



                                                                     PaineWebber
                                                                   Balanced Fund



                                    --------------------------------------------

                                             Statement of Additional Information
                                                               December 31, 2000

                                    --------------------------------------------



                                                                     PaineWebber



(c) 2000 PaineWebber Incorporated. All rights reserved.

                            PART C. OTHER INFORMATION

Item 23.  EXHIBITS

         (1)  Restated Articles of Incorporation (1)
         (2)  Restated By-Laws (1)
         (3) Instruments defining the rights of holders of the Registrant's common stock (2)
         (4)  Investment Advisory and Administration Contract (1)
         (5)  (a)  Form of Distribution Contract (filed herewith)
              (b)  Form of Dealer Agreement (filed herewith)
         (6)  Bonus, profit sharing or pension plans - none
         (7)  Custodian Agreement (1)
         (8)  Transfer Agency Agreement (1)
         (9)  Opinion and consent of counsel (to be filed)
         (10) Other opinions, appraisals, rulings and consents: Accountant's Consent (to be filed)
         (11) Financial statements omitted from prospectus - none
         (12) Letter of investment intent (1)
         (13) (a) Plan of Distribution pursuant to Rule 12b-1 with respect to Class A Shares (3)
              (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B Shares (3)
              (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C Shares (3)
         (14) Multiple Class Plan pursuant to Rule 18f-3 (filed herewith)
         (15) Code of Ethics for Registrant, its investment manager and its principal distributor (4)


(1) Incorporated by reference from Post-Effective Amendment No. 34 to the registration statement, SEC File No. - 33-2524, filed June 29, 1998.

(2) Incorporated by reference from Articles Sixth, Seventh, Eighth, Eleventh and Twelfth of the Registrant's Restated Articles of Incorporation and from Articles II, VIII, X, XI and XII of the Registrant's Restated By-Laws.

(3) Incorporated by reference from Post-Effective Amendment No. 35 to the registration statement, SEC File No. 33-2524, filed November 23, 1998.

(4) Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement of PaineWebber Mutual Fund Trust, SEC File
    No. 2-98149, filed June 27, 2000.


Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
         None.

Item 25.  INDEMNIFICATION

     Article Eleventh of the Articles of Incorporation provides that the directors and officers of the Registrant shall not be liable to the Registrant or to any of its stockholders for monetary damages to the maximum extent permitted by applicable law. Article Eleventh also provides that any repeal or modification of Article Eleventh or adoption, or modification of any other provision of the Articles or By-Laws inconsistent with Article Eleventh shall not adversely affect any limitation of liability of any director or officer of the Registrant with respect to any act or failure to act which occurred prior to such repeal, modification or adoption.

     Article Eleventh of the Articles of Incorporation and Section 10.01 of
Article X of the By-Laws provide that the Registrant shall indemnify and advance expenses to its present and past directors, officers, employees and agents, and any persons who are serving or have served at the request of the Registrant as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, or enterprise, to the fullest extent permitted by law.

     Section 10.02 of Article X of the By-Laws further provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a director, officer or employee of the Registrant, or is or was serving at the request of the Registrant as a director, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or out of his or her status as such whether or not the Registrant would have the power to indemnify him or her against such liability.

     Section 9 of the Investment Advisory and Administration Contract ("Advisory Contract") provides that Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Advisory Contract relates except for a loss resulting from willful misfeasance, bad faith or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Contract. Section 9 further provides that any person, even though also an officer, partner, employee or agent of Mitchell Hutchins, who may be or become an officer, director, employee or agent of Registrant shall be deemed, when rendering services to the Registrant or acting with respect to any business of the Registrant, to be rendering such service to or acting solely for the Registrant and not as an officer, partner, employee, or agent or one under the control or direction of Mitchell Hutchins even though paid by it.


     Section 9 of the Distribution Contract provides that the Registrant will indemnify Mitchell Hutchins and its officers, directors or controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Registrant for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of the Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Registrant, its officers and directors free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with the Distribution Contract.




     Section 9 of the Dealer Agreement contains provisions similar to Section 9 of the Distribution Contract, with respect to PaineWebber Incorporated ("PaineWebber").


     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.

Item 27.  PRINCIPAL UNDERWRITERS

     a) Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following investment companies:

                  ALL-AMERICAN TERM TRUST, INC.
                  GLOBAL HIGH INCOME DOLLAR FUND, INC.
                  INSURED MUNICIPAL INCOME FUND, INC.
                  INVESTMENT GRADE MUNICIPAL INCOME FUND, INC.
                  MANAGED HIGH YIELD PLUS FUND INC.
                  MITCHELL HUTCHINS LIR MONEY SERIES
                  MITCHELL HUTCHINS PORTFOLIOS
                  MITCHELL HUTCHINS SECURITIES TRUST
                  MITCHELL HUTCHINS SERIES TRUST
                  PAINEWEBBER AMERICA FUND
                  PAINEWEBBER FINANCIAL SERVICES GROWTH FUND, INC. PAINEWEBBER INDEX TRUST
                  PAINEWEBBER INVESTMENT SERIES
                  PAINEWEBBER INVESTMENT TRUST
                  PAINEWEBBER INVESTMENT TRUST II
                  PAINEWEBBER MANAGED ASSETS TRUST
                  PAINEWEBBER MANAGED INVESTMENTS TRUST
                  PAINEWEBBER MASTER SERIES, INC.
                  PAINEWEBBER MUNICIPAL SERIES
                  PAINEWEBBER MUTUAL FUND TRUST
                  PAINEWEBBER OLYMPUS FUND
                  PAINEWEBBER SECURITIES TRUST
                  STRATEGIC GLOBAL INCOME FUND, INC.
                  2002 TARGET TERM TRUST, INC.

     b) Mitchell Hutchins is the principal underwriter for the Registrant. PaineWebber acts as dealer for the shares of the Registrant. The directors and officers of Mitchell Hutchins, their principal business addresses and their positions and offices with Mitchell Hutchins are identified in its Form ADV, as filed with the Securities and

        Exchange Commission (registration number 801-13219). The directors and officers of PaineWebber, their principal business addresses and their positions and offices with PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of Mitchell Hutchins or PaineWebber who also serve as directors or officers of the Registrant.


                                                                    Position and Offices With Underwriter or
Name                       Position and Offices With Registrant     Dealer
----                       -----------------------------------      ----------------------------------------

Margo N. Alexander*        Director and President                   Chairman, Chief Executive Officer and a Director
                                                                    of Mitchell Hutchins and an Executive Vice
                                                                    President and a Director of PaineWebber

Brian M. Storms*           Director                                 Chief Executive Officer, President and Chief
                                                                    Operating Officer of Mitchell Hutchins

T. Kirkham Barneby*        Vice President                           Managing Director and Chief Investment Officer -
                                                                    Quantitative Investments of Mitchell Hutchins

Amy Doberman**             Vice President                           Senior Vice President and General Counsel of
                                                                    Mitchell Hutchins

John J. Lee***             Vice President and Assistant Treasurer   Vice President and a Manager of the Mutual Fund
                                                                    Finance Department of Mitchell Hutchins

Kevin J. Mahoney***        Vice President and Assistant Treasurer   First Vice President and a Senior Manager of the
                                                                    Mutual Fund Finance Department of Mitchell
                                                                    Hutchins

Ann E. Moran***            Vice President and Assistant Treasurer   Vice President and a Manager of the Mutual Fund
                                                                    Finance Department of Mitchell Hutchins

Dianne E. O'Donnell**      Vice President and Secretary             Senior Vice President and Deputy General Counsel
                                                                    of Mitchell Hutchins

Susan P. Ryan*             Vice President                           Senior Vice President and Portfolio Manager of
                                                                    Mitchell Hutchins

Paul H. Schubert***        Vice President and Treasurer             Senior Vice President and Director of the Mutual
                                                                    Fund Finance Department of  Mitchell Hutchins

Barney A. Taglialatela***  Vice President and Assistant Treasurer   Vice President and a Manager of the Mutual Fund
                                                                    Finance Department of Mitchell Hutchins

Keith A. Weller**          Vice President and Assistant Secretary   First Vice President and Associate General
                                                                    Counsel of Mitchell Hutchins



-----------------

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.


** This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6028.


*** This person's business address is Newport Center III, 499 Washington Blvd., Jersey City, New Jersey 07310-1998.

     c) None

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

          The books and other documents  required by paragraphs  (b)(4), (c) and
          (d) of Rule  31a-1  under  the  Investment

          Company Act of 1940 are maintained in the physical possession of Mitchell Hutchins at 1285 Avenue of the Americas, New York, New York 10019-6028 and 51 West 52nd Street, New York, New York 10019-6114. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.


Item 29.  MANAGEMENT SERVICES

          Not applicable.

Item 30.  UNDERTAKINGS

          None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 30th day of October, 2000.

                                            PAINEWEBBER MASTER SERIES, INC.

                                           By: /s/ DIANNE E. O'DONNELL
                                              --------------------------------
                                                   Dianne E. O'Donnell
                                                   Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                                  TITLE                    DATE
---------                                  -----                    ----

/s/ MARGO N. ALEXANDER          President and Director       October 30, 2000
--------------------------      (Chief Executive Officer)
Margo N. Alexander *


/s/ E. GARRETT BEWKES, JR.      Director and Chairman        October 30, 2000
--------------------------      of the Board of Directors
E. Garrett Bewkes, Jr. *


/s/ RICHARD Q. ARMSTRONG        Director                     October 30, 2000
--------------------------
Richard Q. Armstrong *


/s/ RICHARD R. BURT             Director                     October 30, 2000
--------------------------
Richard R. Burt *


/s/ MEYER FELDBERG              Director                     October 30, 2000
--------------------------
Meyer Feldberg *


/s/ GEORGE W. GOWEN             Director                     October 30, 2000
--------------------------
George W. Gowen *


/s/ FREDERIC V. MALEK           Director                     October 30, 2000
--------------------------
Frederic V. Malek *


/s/ CARL W. SCHAFER             Director                     October 30, 2000
--------------------------
Carl W. Schafer *


/s/ BRIAN M. STORMS             Director                     October 30, 2000
--------------------------
Brian M. Storms **


/s/ PAUL H. SCHUBERT          Vice President and             October 30, 2000
--------------------------    Treasurer (Chief Financial
Paul H. Schubert              and Accounting Officer)

    * Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated May 21, 1996 and incorporated by reference from Post-Effective Amendment No. 25 to the registration statement of PaineWebber RMA Tax-Free Fund, Inc., SEC File 2-78310, filed June 27, 1996.

   ** Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 14, 1999 and incorporated by reference from Post-Effective Amendment No. 38 to the registration statement of PaineWebber Cashfund, Inc., SEC File 2-60655, filed May 28, 1999.

                         PAINEWEBBER MASTER SERIES, INC.

                                  EXHIBIT INDEX

Exhibit
NUMBER

 (1)      Restated Articles of Incorporation (1)
 (2)      Restated By-Laws (1)
 (3) Instruments defining the rights of holders of the Registrant's common stock (2)
 (4)      Investment Advisory and Administration Contract (1)
 (5)      (a)      Form of Distribution Contract (filed herewith)
          (b)      Form of Dealer Agreement (filed herewith)

 (6)      Bonus, profit sharing or pension plans - none
 (7)      Custodian Agreement (1)
 (8)      Transfer Agency Agreement (1)
 (9)      Opinion and consent of counsel (to be filed)
 (10) Other opinions, appraisals, rulings and consents: Accountant's Consent (to be filed)
 (11)     Financial statements omitted from prospectus - none
 (12)     Letter of investment intent (1)
 (13)     (a)      Plan of Distribution pursuant to Rule 12b-1 with respect to
                   Class A Shares (3)
          (b)      Plan of Distribution pursuant to Rule 12b-1 with respect to
                   Class B Shares (3)
          (c)      Plan of Distribution pursuant to Rule 12b-1 with respect to
                   Class C Shares (3)
 (14)     Multiple Class Plan pursuant to Rule 18f-3 (filed herewith)
 (15) Code of Ethics for Registrant, its investment manager and its principal distributor (4)



   (1) Incorporated by reference from Post-Effective Amendment No. 34 to the registration statement, SEC File No. 33-2524, filed June 29, 1998.

   (2) Incorporated by reference from Articles Sixth, Seventh, Eighth, Eleventh and Twelfth of the Registrant's Restated Articles of Incorporation and from Articles II, VIII, X, XI and XII of the Registrant's Restated By-Laws.

   (3) Incorporated by reference from Post-Effective Amendment No. 35 to the registration statement, SEC File No. 33-2524, filed November 23, 1998.

   (4) Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement of PaineWebber Mutual Fund Trust, SEC File
       No. 2-98149, filed June 27, 2000.